                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03313
                                  ---------------------------------------------

First American Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: March 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[LOGO OF FIRST AMERICAN FUNDS]


2003 SEMIANNUAL REPORT




MONEY MARKET FUNDS




OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.


OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.


OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

FIRST AMERICAN FUNDS

ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH-CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

[SIDENOTE]

OUR FUND FAMILY

HIGHER RISK AND RETURN POTENTIAL

SECTOR FUNDS
INTERNATIONAL FUND
SMALL CAP FUNDS
MID CAP FUNDS
LARGE CAP FUNDS
INDEX FUNDS
GROWTH & INCOME FUNDS
ASSET ALLOCATION FUNDS
BOND FUNDS
TAX FREE BOND FUNDS
MONEY MARKET FUNDS
 - GOVERNMENT OBLIGATIONS
 - OHIO TAX FREE OBLIGATIONS
 - PRIME OBLIGATIONS
 - TAX FREE OBLIGATIONS
 - TREASURY OBLIGATIONS
 - TREASURY RESERVE

LOWER RISK AND RETURN POTENTIAL

Fund categories are presented according to risk and return potential. Funds within each category are listed in alphabetical order.

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Funds Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments                        2
Statements of Assets and Liabilities          12
Statements of Operations                      14
Statements of Changes in Net Assets           16
Financial Highlights                          18
Notes to Financial Statements                 26

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.5%
FFCB
    2.380%, 05/22/03                              $    9,440                 $    9,408
    5.850%, 05/28/03                                   5,500                      5,529
    4.250%, 07/01/03                                  10,000                     10,041
    3.125%, 10/01/03                                  15,000                     15,099
    1.204%, 04/07/03 (B)                              50,000                     49,977
    1.181%, 04/01/03 (B)                             100,000                     99,958
    1.250%, 04/01/03 (B)                             125,000                    124,954
FHLB
    1.200%, 04/21/03 (B)                             100,000                     99,997
    2.830%, 04/21/03                                  10,000                     10,000
    1.618%, 04/30/03 (B)                              50,000                     49,998
    2.375%, 06/12/03                                  10,000                      9,999
    1.625%, 08/12/03                                  15,000                     14,988
    4.125%, 08/15/03                                  13,380                     13,494
    5.125%, 09/15/03                                  15,000                     15,222
    5.440%, 10/15/03                                   1,000                      1,021
    1.500%, 11/04/03                                  13,860                     13,865
    3.125%, 11/14/03 (A)                              36,500                     36,787
    3.180%, 12/03/03 (A)                              60,275                     60,917
    3.270%, 02/12/04 (A)                              37,750                     38,357
    1.125%, 02/24/04                                  10,000                      9,983
    1.410%, 03/08/04                                  25,000                     25,000
    4.875%, 04/16/04                                  16,645                     17,254
    1.201%, 04/11/03 (B)                              80,000                     79,967
    1.195%, 04/28/03 (B)                             100,000                     99,955
FHLMC
    1.620%, 08/14/03 (A)                              25,000                     24,851
    3.250%, 01/15/04 (A)                              45,000                     45,618
    3.400%, 02/20/04                                  26,950                     27,427
    1.230%, 02/26/04                                  10,000                      9,888
    6.950%, 04/01/04                                  10,000                     10,556
    3.750%, 04/15/04                                  10,000                     10,249
FNMA
    1.280%, 04/01/03 (B)                             100,000                    100,000
    2.000%, 06/27/03 (A)                              50,000                     49,758
    5.970%, 07/03/03                                  37,890                     38,305
    4.750%, 11/14/03                                   6,930                      7,067
    1.320%, 12/12/03 (A)                              30,000                     29,724
    1.290%, 02/06/04 (A)                              35,000                     34,630
    5.125%, 02/13/04 (A)                              25,000                     25,810
    1.205%, 04/30/03 (B)                             125,000                    124,947
    1.253%, 04/01/03 (B)                             125,000                    124,950
SLMA
    2.390%, 05/15/03                                  10,000                      9,971
    2.250%, 07/02/03                                  10,000                     10,000
                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $1,595,521)                                                         1,595,521
                                                                            ===========
REPURCHASE AGREEMENTS - 51.3%
Bank of America
  1.350%, dated 3/31/03, matures 4/1/03,
  repurchase price $100,003,750 (collateralized
  by U.S. Treasury Obligations: total market
  value $101,288,797)                                100,000                    100,000
CS First Boston
  1.350%, dated 3/31/03, matures 4/1/03,
  repurchase price $350,013,125 (collateralized
  by U.S. Treasury Obligations: total market
  value $353,184,733)                                350,000                    350,000
Goldman Sachs
  1.350%, dated 3/31/03, matures 4/1/03,
  repurchase price $300,011,250 (collateralized
  by U.S. Treasury Obligations: total market
  value $302,162,021)                               $300,000                 $  300,000
Lehman Brothers
  1.350%, dated 3/31/03, matures 4/1/03,
  repurchase price $400,015,000 (collateralized
  by U.S. Treasury Obligations: total market
  value $403,662,020)                                400,000                    400,000
Merrill Lynch
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $125,004,514 (collateralized
  by U.S. Treasury Obligations: total market
  value $126,004,806)                                125,000                    125,000
UBS Warburg
  1.360%, dated 3/31/03, matures 4/1/03,
  repurchase price $481,376,185 (collateralized
  by U.S. Treasury Obligations: total market
  value $486,086,022)                                481,358                    481,358
TOTAL REPURCHASE AGREEMENTS
    (Cost $1,756,358)                                                         1,756,358
                                                                            ===========
COMMERCIAL PAPER - 2.2%
EDUCATION - 2.2%
Nebhelp Inc. (LOC: SLMA)
    1.251%, 04/02/03                                  75,082                     75,079
                                                                            -----------
TOTAL COMMERCIAL PAPER
    (Cost $75,079)                                                               75,079
                                                                            ============
INVESTMENTS PURCHASED WITH PROCEEDS
 FROM SECURITIES LENDING - 9.8%
REPURCHASE AGREEMENTS - 9.8%
Deutsche Bank
    1.23%, 04/29/03                                  337,144                    337,144
                                                                            -----------
TOTAL INVESTMENTS PURCHASED WITH
    PROCEEDS FROM SECURITIES LENDING
    (Cost $337,144)                                                             337,144
                                                                            ===========
TOTAL INVESTMENTS - 109.8%
    (Cost $3,764,102)                                                         3,764,102
                                                                            ===========
OTHER ASSETS AND LIABILITIES, NET - (9.8)%                                     (335,488
                                                                            ===========
TOTAL NET ASSETS - 100.0%                                                    $3,428,614
                                                                            ===========

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a market value of $332,462,650 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) Variable Rate Security - The rate reported is the rate in effect as of March 31, 2003. The date shown is the next reset date.

FFCB - Federal Farm Credit Banks

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

SLMA - Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

OHIO TAX FREE OBLIGATIONS FUND

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
OHIO SHORT-TERM MUNICIPALS - 95.1%
CITY & COUNTY GENERAL OBLIGATIONS - 12.9%
Columbus, Ohio (SPA: West Deutsche Landesbank)
    1.000%, 04/07/03 (A)                              $2,440                    $ 2,440
Dublin, Ohio City School District
    1.510%, 10/15/03                                   1,500                      1,503
    1.710%, 10/15/03                                   1,000                      1,001
Logan County Ohio Healthcare Facilities
  (LOC: Fifth Third Bancorp)
    1.180%, 04/01/27 (A)                               3,000                      3,000
Upper Arlington Ohio Anticipation Notes
    2.000%, 11/20/03                                   1,265                      1,269
                                                                            -----------
TOTAL CITY & COUNTY GENERAL OBLIGATIONS                                           9,213
                                                                            ===========
EDUCATIONAL REVENUE - 10.5%
ABN AMRO Munitops Certificates Trust,
  Westerville Ohio County School (INS: MBIA)
    1.110%, 04/07/03 (A) (B)                           1,100                      1,100
Mahoning County, Ohio, Youngstown
  University (LOC: Banc One)
    1.050%, 04/07/03 (A)                               2,540                      2,540
Ohio State University General Reciepts
    1.000%, 04/02/03 (A)                                 500                        500
    0.850%, 04/02/03 (A)                               2,300                      2,300
Rocky River, Ohio Lutheran West High School
  (LOC: Fifth Third Bank)
    1.170%, 04/04/03 (A)                               1,000                      1,000
                                                                            -----------
TOTAL EDUCATIONAL REVENUE                                                         7,440
                                                                            ===========
HEALTHCARE REVENUE - 24.7%
Cuyahoga County Ohio Hospital Revenue,
  Cleveland Clinic (LOC: Morgan Guaranty)
    1.150%, 04/07/03 (A)                               1,755                      1,755
Franklin County Hospital Revenue, U.S. Health
  Corp. of Colombus (LOC: Morgan Guaranty)
    1.050%, 04/07/03 (A)                               2,500                      2,500
Hamilton County Ohio Hospital Facilities
  (INS: MBIA)
    1.060%, 04/02/03 (A)                               3,200                      3,200
Lucas County Ohio Health Care Facilities
  Revenue (LOC: Keybank)
    1.100%, 04/07/03 (A)                               3,200                      3,200
Miami County Hospital (LOC: National
  Australia Bank, NY)
    1.240%, 04/07/03 (A) (B)                           4,480                      4,480
Middleburg Heights Hospital Improvement
  Revenue (LOC: Keybank)
    1.150%, 04/07/03 (A)                               2,500                      2,500
                                                                            -----------
TOTAL HEALTHCARE REVENUE                                                         17,635
                                                                            ===========

DESCRIPTION                                        PAR (000)/SHARES         VALUE (000)
---------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - 20.1%
Cleveland Ohio, Income Tax Revenue (INS: AMBAC)
    1.075%, 04/07/03 (A)                               2,996                      2,996
Hamilton County, Ohio, Economic Developement
  Revenue (LOC: Fifth Third Bancorp)
    1.170%, 04/07/03 (A)                               2,000                      2,000
Montgomery County Ohio, Economic
  Developement Revenue (LOC: National City)
    1.150%, 04/07/03 (A)                               9,340                      9,340
                                                                            -----------
TOTAL MISCELLANEOUS REVENUE                                                      14,336
                                                                            ===========
STATE GENERAL OBLIGATIONS - 3.6%
Ohio State
    3.000%, 04/01/03                                  $1,500                    $ 1,511
Ohio State
    5.450%, 09/01/03                                   1,000                      1,017
                                                                            -----------
TOTAL STATE GENERAL OBLIGATIONS                                                   2,528
                                                                            ===========
WATER/POLLUTION CONTROL REVENUE - 23.3%
Columbus, Ohio Sewer Revenue
    1.100%, 04/07/03 (A)                               2,700                      2,700
Ohio State Air Quality Development Authority
  Ohio Edison (LOC: First Union)
    0.950%, 04/01/03 (A)                               2,700                      2,700
Ohio State Air Quality Development Authority,
  Ohio Power (INS: AMBAC)
    1.140%, 04/01/03 (A)                               2,500                      2,500
Ohio State Air Quality Development Authority,
  Timken Project (LOC: Northern Trust)
    1.050%, 04/01/03 (A)                               3,000                      3,000
Ohio State Water Development Authority
  Pollution PCR Cleveland Electric (LOC: Barclays, NY)
    1.100%, 04/07/03 (A)                               3,000                      3,000
Ohio State Water Development Authority,
  Enviormental Mead Co. (LOC: Bank of America)
    1.010%, 04/01/03 (A)                               2,730                      2,730
                                                                            -----------
TOTAL WATER/POLLUTION CONTROL REVENUE                                            16,630
                                                                            ===========
TOTAL OHIO SHORT-TERM MUNICIPALS
    (Cost $67,782)                                                               67,782
                                                                            ===========
INVESTMENT COMPANY - 4.8%
Touchstone Ohio Tax Free Fund                      3,437,387                      3,438
                                                                            -----------
TOTAL INVESTMENT COMPANY
    (Cost $3,438)                                                                 3,438
                                                                            ===========
TOTAL INVESTMENTS - 99.9%
    (Cost $71,220)                                                               71,220
                                                                            ===========
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                            100
                                                                            ===========
TOTAL NET ASSETS - 100.0%                                                       $71,320
                                                                            ===========

(A) Variable Rate Security - The rate reported is the rate in effect as of March 31, 2003. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $5,580,000 or 7.8% of total net assets.

AMBAC - American Municipal Bond Assurance Company

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA - Standby Purchase Agreement

PRIME OBLIGATIONS FUND

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
COMMERCIAL PAPER - 33.4%
BROKERAGE - 2.9%
CS First Boston USA
    1.270%, 04/21/03                                $ 50,000                   $ 49,965
    1.270%, 05/19/03                                 175,000                    174,704
Salomon Smith Barney
    1.280%, 04/01/03                                  70,000                     70,000
    1.260%, 04/07/03                                 100,000                     99,979
    1.250%, 04/24/03                                 100,000                     99,920
                                                                            -----------
TOTAL BROKERAGE                                                                 494,568
                                                                            ===========
COMMERCIAL FUNDING CORPORATIONS - 21.5%
Asset Securitization Co-op Corp (B)
    1.260%, 04/03/03                                  50,000                     49,997
    1.230%, 04/08/03                                  50,000                     49,988
    1.260%, 04/10/03                                 100,000                     99,969
    1.260%, 04/17/03                                 100,000                     99,944
    1.250%, 04/23/03                                 150,000                    149,885
Corporate Asset Funding (B)
    1.260%, 04/02/03                                  95,800                     95,797
    1.270%, 04/08/03                                  80,000                     79,980
    1.260%, 05/21/03                                 100,000                     99,825
Edison Asset Securitization (B)
    1.280%, 04/03/03                                 100,000                     99,993
    1.220%, 04/11/03                                  90,429                     90,398
    1.280%, 04/16/03                                  85,000                     84,955
    1.260%, 04/21/03                                 100,000                     99,930
    1.250%, 05/13/03                                 150,000                    149,781
    1.250%, 05/23/03                                 100,000                     99,819
Fleet Funding (B)
    1.260%, 04/11/03                                 241,334                    241,250
    1.270%, 04/14/03                                 109,911                    109,861
    1.230%, 04/24/03                                  40,000                     39,969
    1.210%, 05/09/03                                  74,741                     74,646
    1.250%, 05/12/03                                  85,000                     84,879
    1.250%, 05/13/03                                  91,643                     91,509
Jupiter Securitization (B)
    1.260%, 04/03/03                                  86,000                     85,994
    1.240%, 04/09/03                                  81,000                     80,978
    1.230%, 04/10/03                                 148,745                    148,699
    1.250%, 04/15/03                                 110,000                    109,947
Moat Funding (Guarantor: 26% Chase) (B)
    1.230%, 04/15/03                                 100,000                     99,952
    1.300%, 04/25/03                                  50,000                     49,957
    1.270%, 04/28/03                                  50,000                     49,952
    1.250%, 05/23/03                                 100,000                     99,819
    1.270%, 06/02/03                                  75,000                     74,836
Quincy Capital (B)
    1.260%, 04/01/03                                  59,645                     59,645
    1.265%, 04/04/03                                 100,000                     99,989
    1.260%, 04/07/03                                  48,571                     48,561
    1.260%, 04/14/03                                 100,000                     99,955
    1.250%, 04/15/03                                  65,647                     65,615
    1.220%, 04/24/03                                  50,079                     50,040
Receivables Capital (B)
    1.270%, 04/01/03                                  51,641                     51,641
    1.220%, 04/02/03                                  50,000                     49,998
    1.260%, 04/08/03                                  33,317                     33,309
    1.275%, 04/09/03                                  75,000                     74,979
    1.240%, 04/14/03                                 100,000                     99,955
    1.270%, 04/16/03                                  41,174                     41,152
    1.250%, 05/09/03                                  50,000                     49,934
                                                                            -----------
TOTAL COMMERCIAL FUNDING CORPORATIONS                                         3,617,282
                                                                            ===========
DIVERSIFIED FINANCIALS - 0.5%
General Electric Capital Corp.
    1.220%, 04/17/03                                $ 75,000                   $ 74,959
                                                                            ===========
DOMESTIC BANKS - 5.4%
Enterprise Funding (Guarantor: Bank of America) (B)
    1.250%, 04/07/03                                 100,000                     99,979
    1.275%, 04/15/03                                  43,235                     43,214
    1.250%, 04/21/03                                  70,048                     69,999
    1.250%, 04/25/03                                  50,006                     49,964
Kitty Hawk Funding (Guarantor: Bank of America) (B)
    1.270%, 04/14/03                                  75,120                     75,086
    1.210%, 04/16/03                                  40,030                     40,010
    1.270%, 04/17/03                                  81,750                     81,704
    1.220%, 04/24/03                                  57,118                     57,074
Variable Funding Capital (Guarantor: Wachovia) (B)
    1.220%, 04/02/03                                 100,000                     99,997
    1.260%, 04/04/03                                 150,000                    149,984
    1.260%, 04/07/03                                  50,000                     49,990
    1.210%, 04/14/03                                 100,000                     99,956
                                                                            -----------
TOTAL DOMESTIC BANKS                                                            916,957
                                                                            ===========
RETAIL FUNDING CORPORATION - 3.1%
Emerald Certificates
  (MBNA TR Master Certificates) (B)
    1.280%, 04/08/03                                  50,000                     49,988
    1.330%, 04/10/03                                 111,000                    110,963
    1.270%, 04/16/03                                  35,000                     34,981
    1.310%, 04/17/03                                 100,000                     99,942
    1.270%, 05/20/03                                  38,000                     37,934
    1.280%, 05/22/03                                 142,050                    141,792
    1.270%, 05/28/03                                  53,544                     53,436
                                                                            -----------
TOTAL RETAIL FUNDING CORPORATION                                                529,036
                                                                            ===========
TOTAL COMMERCIAL PAPER
    (Cost $5,632,802)                                                         5,632,802
                                                                            ===========
CORPORATE OBLIGATIONS - 39.8%
BROKERAGE - 8.2%
CS First Boston USA
    1.600%, 04/01/03 (A)                              63,000                     63,016
    1.620%, 04/01/03 (A)                              45,000                     45,043
Goldman Sachs
    1.330%, 04/01/03 (A)                             125,000                    125,000
    1.310%, 04/15/03 (A)                             150,000                    150,000
    1.626%, 04/15/03 (A) (B)                          88,000                     88,000
    1.320%, 04/18/03 (A)                             150,000                    150,000
Merrill Lynch
    1.308%, 04/02/03 (A)                             150,000                    150,000
    1.370%, 05/18/03 (A)                             100,000                    100,000
Morgan Stanley Dean Witter
    1.330%, 04/01/03 (A)                             250,000                    250,000
    1.380%, 04/15/03 (A)                             250,000                    250,028
Salomon Smith Barney
    7.200%, 02/01/04                                  15,950                     16,715
                                                                            -----------
TOTAL BROKERAGE                                                               1,387,802
                                                                            ===========
DIVERSIFIED FINANCIALS - 3.1%
Associates Corp. NA
    1.360%, 06/26/03 (A)                             120,000                    120,000
General Electric Capital Corp.
    1.355%, 04/09/03 (A)                             200,000                    200,000
    1.310%, 04/17/03 (A)                             200,000                    200,000
                                                                            -----------
TOTAL DIVERSIFIED FINANCIALS                                                    520,000
                                                                            ===========


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
DIVERSIFIED INDUSTRIALS - 1.2%
3M (B)
    5.674%, 12/12/03                                $200,000                 $  205,715
                                                                            ===========
FOREIGN FUNDING CORPORATIONS - 18.4%
Beta Finance (B)
    1.340%, 04/01/03 (A)                             125,000                    124,990
    1.350%, 04/01/03 (A)                             100,000                    100,000
    2.480%, 05/12/03                                  75,000                     74,999
    2.020%, 08/05/03                                 100,000                    100,000
    2.005%, 08/29/03                                  50,000                     49,999
    1.540%, 11/10/03                                  50,000                     50,000
    1.600%, 11/21/03                                  50,000                     50,000
Centauri (CC USA LLC) (B)
    1.330%, 04/01/03 (A)                              72,000                     71,994
    1.330%, 04/01/03 (A)                              50,000                     49,995
    1.355%, 04/01/03 (A)                              85,000                     85,000
    1.358%, 04/01/03 (A)                              50,000                     49,999
    2.980%, 04/08/03                                  50,000                     50,000
    2.080%, 07/01/03                                  50,000                     49,999
    1.930%, 10/22/03                                  50,000                     50,000
    1.910%, 10/28/03                                  50,000                     50,000
    1.515%, 11/19/03                                  75,000                     75,000
Dorada Finance (B)
    1.340%, 04/01/03 (A)                             150,000                    149,988
    1.420%, 04/01/03 (A)                              42,500                     42,507
    1.230%, 04/16/03                                  80,000                     79,999
    2.485%, 05/13/03                                  75,000                     75,000
    1.875%, 08/20/03                                  50,000                     50,000
    1.830%, 09/15/03                                 150,000                    150,000
    1.750%, 10/16/03                                  50,000                     50,000
    1.450%, 01/20/04                                  50,000                     50,000
K2 USA LLC (B)
    1.360%, 04/01/03 (A)                             100,000                    100,000
    1.360%, 04/01/03 (A)                              75,000                     75,000
    2.830%, 04/15/03                                 100,000                    100,000
    2.600%, 05/08/03                                  48,000                     48,000
    2.620%, 05/27/03                                  50,000                     50,000
    2.540%, 06/16/03                                 100,000                    100,000
    1.770%, 08/15/03                                  50,000                     50,000
    1.940%, 10/10/03                                  50,000                     50,000
    1.550%, 11/10/03                                  75,000                     75,000
Sigma Finance (B)
    1.328%, 04/01/03 (A)                             100,000                     99,988
    1.330%, 04/01/03 (A)                             100,000                     99,991
    1.330%, 04/01/03 (A)                              65,000                     64,997
    1.340%, 04/01/03 (A)                              50,000                     49,993
    1.340%, 04/01/03 (A)                              85,000                     84,993
    1.510%, 04/01/03 (A)                              50,000                     50,035
    2.610%, 05/01/03                                  50,000                     50,000
    2.670%, 05/20/03                                  50,000                     50,000
    1.893%, 10/23/03                                  75,000                     75,000
Uri Trust Series 2000-1 (Guarantor: UBS AG) (B)
    1.329%, 06/18/03 (A)                             100,000                    100,000
                                                                            -----------
TOTAL FOREIGN FUNDING CORPORATIONS                                            3,102,466
                                                                            ===========
INSURANCE - 7.1%
AI Life
    1.380%, 04/01/03 (A) (C)                          75,000                     75,000
    1.380%, 04/01/03 (A) (C)                         100,000                    100,000
AIG Life Funding
    1.400%, 04/01/03 (A) (C)                         100,000                    100,000
    1.400%, 04/01/03 (A) (C)                         100,000                    100,000

Allstate Life Insurance
    1.420%, 04/01/03 (A) (C)                        $100,000                 $  100,000
    1.576%, 04/15/03 (A) (C)                         100,000                    100,000
Anchor National Life
    1.500%, 04/01/03 (A) (C)                          75,000                     75,000
Sun Life Insurance
    1.500%, 04/01/03 (A) (C)                          75,000                     75,000
    1.750%, 04/01/03 (A) (C)                          75,000                     75,000
Transamerica Occidental
    1.460%, 04/01/03 (A) (C)                         400,000                    400,000
                                                                            -----------
TOTAL INSURANCE                                                               1,200,000
                                                                            ===========
PHARMACEUTICALS - 1.2%
Merck & Co. Inc. (B)
    4.489%, 02/22/04                                 200,000                    205,756
                                                                            ===========
TELECOMMUNICATION SERVICES - 0.6%
Bellsouth Telecom
    1.380%, 06/04/03 (A)                             100,000                    100,000
                                                                            -----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $6,721,739)                                                         6,721,739
                                                                            ===========
CERTIFICATES OF DEPOSIT - 3.7%
American Express Centurian
    1.270%, 04/03/03                                 100,000                    100,000
    1.240%, 04/15/03                                 100,000                    100,000
Bank One
    1.570%, 04/30/03                                 100,000                    100,000
Wells Fargo Bank
    1.250%, 04/25/03                                  80,000                     80,000
    1.250%, 04/25/03                                 100,000                    100,000
    1.260%, 04/28/03                                  50,000                     50,000
    1.250%, 05/01/03                                 100,000                    100,000
                                                                            -----------
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $630,000)                                                             630,000
                                                                            ===========
YANKEE CERTIFICATES OF DEPOSIT - 17.9%
Bayerische Landesbank NY
    1.620%, 12/02/03                                  50,000                     50,002
    2.920%, 12/08/03                                 200,000                    201,757
Canadian Imperial NY
    1.265%, 04/07/03                                 100,000                    100,000
    1.220%, 04/15/03                                 100,000                    100,000
    1.250%, 05/05/03                                 100,000                    100,000
Credit Agricole NY
    1.260%, 04/07/03                                 200,000                    200,000
    1.270%, 04/07/03                                  50,000                     50,000
    1.280%, 04/07/03                                 200,000                    200,000
    1.260%, 04/14/03                                  75,000                     75,000
CS First Boston NY
    1.240%, 04/10/03                                  50,000                     50,000
    1.270%, 04/29/03                                 125,000                    125,000
Danske Bank NY
    1.270%, 04/02/03                                 100,000                    100,000
    1.540%, 12/19/03                                  50,000                     50,078
Landesbank Wuerttemburg NY
    1.260%, 04/23/03                                 200,000                    200,001
    1.410%, 02/03/04                                  50,000                     50,025
Lloyds Bank NY
    1.270%, 04/08/03                                 100,000                    100,000
Nordeutsche Bank NY
    1.220%, 04/30/03                                 100,000                    100,000
Rabobank Nederland NY
    2.565%, 07/02/03                                 100,000                     99,991
    1.400%, 01/20/04                                  95,000                     95,046

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
Royal Bank of Scotland NY
    2.450%, 05/19/03                                $ 75,000                  $  74,999
    1.930%, 11/04/03                                  50,000                     50,068
    1.295%, 04/16/04                                  50,000                     49,997
    1.305%, 04/16/04                                  50,000                     50,000
Svenska Handelsbanken NY
    1.310%, 04/09/03                                 130,000                    130,001
    1.250%, 04/22/03                                  50,000                     50,000
    1.280%, 03/18/04                                  50,000                     50,000
    1.310%, 03/29/04                                  50,000                     50,000
Toronto Dominion Holdings
    1.250%, 04/17/03                                 100,000                    100,000
West Deutsche Landesbank NY
    1.270%, 04/15/03                                 100,000                    100,000
    1.850%, 09/03/03                                  75,000                     75,000
    1.870%, 09/15/03                                  50,000                     50,000
    1.240%, 03/17/04                                 100,000                     99,990
Westpac Banking NY
    1.270%, 05/05/03                                  50,000                     50,000
                                                                            -----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
    (Cost $3,026,955)                                                         3,026,955
                                                                            ===========
EURO TIME DEPOSITS - 1.0%
South Trust Time Deposit
    1.375%, 04/01/03                                 161,158                    161,158
                                                                            -----------
TOTAL EURO TIME DEPOSITS
    (Cost $161,158)                                                             161,158
                                                                            ===========
REPURCHASE AGREEMENTS - 4.0%
Bear Stearns
  1.440%, dated 3/23/03, matures 4/1/03,
  repurchase price $400,427,842 (collateralized
  by mortgage obligations: total market
  value $409,820,912)                                400,000                    400,000
UBS Warburg
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $200,752,361 (collateralized
  by U.S. Treasury Obligations: total market
  value $202,066,164)                                200,745                    200,745
UBS Warburg
  1.360%, dated 3/31/03, matures 4/1/03,
  repurchase price $68,644,593 (collateralized
  by U.S. Treasury Obligations: total market
  value $69,094,139)                                  68,642                     68,642
                                                                            -----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $669,387)                                                             669,387
                                                                            ===========
TOTAL INVESTMENTS - 99.8%
    (Cost $16,842,041)                                                       16,842,041
                                                                            ===========
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                         31,235
                                                                            ===========
TOTAL NET ASSETS - 100.0%                                                   $16,873,276
                                                                            ===========

(A) Variable Rate Security - The rate reported is the rate in effect as of March 31, 2003. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $8,136,173,459 or 48.2% of total net assets.

(C) Securities considered illiquid investments under guidelines established by the board of directors. As of March 31, 2003, the market value of these investments are $1,200,000,000 or 7.1% of total net assets.

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
COLORADO - 0.7%
Moffat County Pollution Control (LOC: AMBAC)
    1.250%, 04/07/03 (A)                             $10,500                  $  10,500
                                                                            ===========
DISTRICT OF COLUMBIA - 0.7%
District of Columbia (LOC: First Union)
    1.100%, 04/07/03 (A)                               9,600                      9,600
                                                                            ===========
FLORIDA - 0.8%
Florida Gulf Coast University (LOC: First Union)
    1.100%, 04/07/03 (A)                               5,200                      5,200
Florida Housing Agency (LOC: Kreidetbank)
    1.100%, 04/07/03 (A)                               6,035                      6,035
                                                                            -----------
                                                                                 11,235
                                                                            ===========
HAWAII - 0.3%
State of Hawaii (INS: MBIA)
    5.250%, 04/01/03                                   5,000                      5,000
                                                                            ===========
IDAHO - 0.7%
Boise Idaho Urban Renewal Agency,
  Capital City (LOC: Bank of America)
    1.130%, 04/07/03 (A)                               5,390                      5,390
University of Idaho Foundation Auhtority
  (LOC: First Security Bank)
    1.170%, 04/07/03 (A) (B)                           4,880                      4,880
                                                                            -----------
                                                                                 10,270
                                                                            ===========
ILLINOIS - 17.0%
ABN AMRO Munitops Certificates Trust,
  Chicago IL (INS: FGIC)
    1.160%, 04/07/03 (A) (B)                          20,000                     20,000
ABN AMRO Munitops Certificates Trust,
  llinois State (GO) (INS: MBIA)
    1.160%, 04/07/03 (A) (B)                           4,575                      4,575
Cary Special Tax Authority (LOC: American
  National Bank)
    1.150%, 04/07/03 (A)                               7,118                      7,118
Chicago Illinois Mandatory Put 12/4/03 @ 100
    1.280%, 01/08/04                                  12,000                     12,000
Cook County Illinois (SPA: Landesbank
  Hessen Thur.)
    1.250%, 04/07/03 (A)                              42,250                     42,250
Cook County Illinois - Clarehan Project
  (LOC: FHLB)
    1.150%, 04/07/03 (A)                               3,505                      3,505
Illinois Development Finance Authority
  (LOC: FHLB)
    1.350%, 04/07/03 (A)                               4,800                      4,800
Illinois Development Finance Authority
  (LOC: Nothern Trust)
    1.250%, 04/07/03 (A)                               4,000                      4,000
Illinois Development Finance Authority Aurora
  (LOC: Northern Trust)
    1.150%, 04/07/03 (A)                               8,740                      8,740
Illinois Development Finance Authority Lake
  Forest (LOC: Northern Trust)
    1.150%, 04/07/03 (A)                               6,255                      6,255
Illinois Development Finance Authority Loyola
  Academy (LOC: American National Bank)
    1.150%, 04/07/03 (A)                               4,000                      4,000
Illinois Development Finance Authority
  McCormick Theological (LOC: Northern Trust)
    1.150%, 04/07/03 (A)                               7,935                      7,935


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
Illinois Development Finance Authority
  Presbyterian (INS: FSA)
    1.150%, 04/07/03 (A)                             $16,000                  $  16,000
Illinois Development Finance Authority Roosevelt
  University (LOC: American National Bank)
    1.150%, 04/07/03 (A)                               7,500                      7,500
Illinois Development Finance Authority
   St. Ignatius (LOC: Northern Trust)
    1.150%, 04/07/03 (A)                               9,800                      9,800
Illinois Development Finance Authority
  St. Pauls Housing (LOC: Lasalle National)
    1.150%, 04/07/03 (A)                               4,440                      4,440
Illinois Educational Facilties Authority Chicago
  Zoological Society (LOC: Northern Trust)
    1.150%, 04/07/03 (A)                               5,000                      5,000
Illinois Health Facilities Authorities
  Edgewater Hospital
    1.120%, 04/07/03 (A)                              10,800                     10,800
Illinois Health Facilities Authority Lifelink
  (LOC: American National Bank)
    1.150%, 04/07/03 (A)                               7,225                      7,225
Illinois State Toll Highway Authority (INS: FSA)
    1.150%, 04/07/03 (A)                              18,500                     18,500
    1.150%, 04/07/03 (A)                              13,100                     13,100
Macon County Milikim University (INS: AMBAC)
    1.100%, 04/07/03 (A)                               4,400                      4,400
Northern Cook County Illinois Solid Waste
  Agency (LOC: Northern Trust)
    1.200%, 04/07/03 (A)                               6,500                      6,500
State of Illinios (GO)
    4.000%, 04/01/03                                  15,000                     15,000
                                                                            -----------
                                                                                243,443
                                                                            ===========
INDIANA - 1.6%
Evansville Economic Development Authority
  (LOC: Citibank)
    1.100%, 04/07/03 (A) (B)                           2,500                      2,500
Indiana Health Facilities Finance Authority
  Henry County Memorial Hospital
  (LOC: Fifth Third Bancorp)
    1.180%, 04/07/03 (A)                              20,305                     20,305
                                                                            -----------
                                                                                 22,805
                                                                            ===========
LOUISIANA - 4.3%
Louisiana Public Finance Authority
    1.050%, 04/03/03                                  13,500                     13,500
    1.050%, 04/03/03                                  47,800                     47,800
                                                                            -----------
                                                                                 61,300
                                                                            ===========
MARYLAND - 2.1%
Maryland State Economic Development
  Corporation (LOC: Bank of America)
    1.100%, 04/03/03 (A)                               2,000                      2,000
Maryland State Health & Higher Educational
  Facilities (LOC: Bank of America)
    1.050%, 04/07/03 (A)                              28,055                     28,055
                                                                            -----------
                                                                                 30,055
                                                                            ===========
MASSACHUSETTS - 2.8%
Massachusetts State Water Reserve Authority
  (INS: AMBAC)
    1.050%, 04/02/03 (A)                                 300                        300
    1.050%, 04/02/03 (A)                              16,100                     16,100
State of Massachusetts (SPA: Westlb AG) (GO)
    1.050%, 04/03/03 (A)                               8,800                      8,800
State of Massachusetts Series B
  (SPA: Landesbank) (GO)
    1.250%, 04/03/03 (A)                             $15,000                  $  15,000
                                                                            -----------
                                                                                 40,200
                                                                            ===========
MICHIGAN - 7.9%
Hannahville Indian Community Finance
  (LOC: First of America)
    1.120%, 04/07/03 (A) (B)                           2,100                      2,100
Michigan Municipal Bond Authority Revenue
    2.250%, 08/22/03                                  18,000                     18,059
Michigan State Hospital Financial Authority
  (LOC: National City Bank)
    1.160%, 04/07/03 (A)                              25,060                     25,060
Michigan State Housing Development Authority
  (INS: MBIA)
    1.140%, 04/07/03 (A) (B)                           7,495                      7,495
State of Michigan
    1.050%, 06/03/03                                  15,000                     15,000
    1.050%, 06/03/03                                  30,080                     30,080
Wayne Charter County (LOC: Allied Irish, NY)
    1.120%, 04/07/03 (A)                              13,825                     13,825
                                                                            -----------
                                                                                111,619
                                                                            ===========
MINNESOTA - 3.9%
Bloomington Multifamily Housing Authority
  (LOC: Credit Suisse, NY)
    1.250%, 04/07/03 (A)                              15,205                     15,205
Eden Prairie, Multifamily Housing Authority
  (GTY: FHLMC)
    1.150%, 04/07/03 (A)                              13,105                     13,105
Minnesota State Higher Educational Facilties
  Bethel College (LOC: Allied Irish, NY)
    1.450%, 04/07/03 (A)                               4,745                      4,745
University of Minnesota
    1.050%, 04/07/03 (A)                              22,750                     22,750
                                                                            -----------
                                                                                 55,805
                                                                            ===========
MISSOURI - 1.2%
Jackson County Missouri Industrial Development
  Authority, YMCA Greater Kansas City
  (LOC: Bank of America)
    1.150%, 04/03/03 (A)                               7,000                      7,000
Missouri State Health & Educational Facilties
  (LOC: Bank One)
    1.150%, 04/07/03 (A)                               9,845                      9,845
                                                                            -----------
                                                                                 16,845
                                                                            ===========
NEVADA - 0.6%
ABN AMRO Munitops Certificates Trust,
  Nevada State (GO) (INS: MBIA)
    1.160%, 04/07/03 (A) (B)                           8,500                      8,500
                                                                            ===========
NEW JERSEY - 0.5%
New Jersey Sports & Exposition Authority
  (INS: MBIA)
    1.050%, 04/03/03 (A)                               7,600                      7,600
                                                                            ===========
NEW YORK - 2.6%
New York City Transitional Financial Authority
  (SPA: Bank of New York)
    0.950%, 04/01/03 (A)                              37,000                     37,000
                                                                            ===========
NORTH CAROLINA - 2.1%
North Carolina Educational Facilities Finance
  Agency, Duke University Project
    1.000%, 04/03/03 (A)                              30,000                     30,000
                                                                            ===========

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
OHIO - 4.7%
ABN AMRO Munitops Certificates Trust,
  Westerville Ohio County School (INS: MBIA)
    1.110%, 04/07/03 (A) (B)                         $ 2,900                   $  2,900
Cleveland Ohio, Income Tax Revenue
  (INS: AMBAC)
    1.075%, 04/07/03 (A)                               8,191                      8,191
Columbus, Ohio (SPA: West Deutsche Landesbank)
    1.000%, 04/07/03 (A)                               1,805                      1,805
Cuyahoga County Ohio Hospital Revenue,
  Cleveland Clinic (LOC: Morgan Guaranty)
    1.150%, 04/07/03 (A)                                 965                        965
Cuyahoga County Ohio Hospital Revenue,
  University Hospital (INS: AMBAC)
    1.100%, 04/07/03 (A)                               3,000                      3,000
Franklin County Ohio Health Care Facilities
  (LOC: National City Bank)
    1.150%, 04/03/03 (A)                               4,000                      4,000
Hamilton County Ohio Hospital Facilities
  (INS: MBIA)
    1.060%, 04/07/03 (A)                              10,420                     10,420
Logan County Ohio Healthcare Facilities
  (LOC: Fifth Third Bancorp)
    1.180%, 04/07/03 (A)                               7,860                      7,860
Ohio State Air Quality Development Authority,
  Ohio Edison (LOC: First Union)
    1.050%, 04/07/03 (A)                               5,200                      5,200
Ohio State Air Quality Development Authority,
  Ohio Power (INS: AMBAC)
    1.140%, 04/07/03 (A)                               2,200                      2,200
Ohio State Air Quality Development Authority,
  Timken Project (LOC: Northern Trust)
    1.050%, 04/07/03 (A)                               2,500                      2,500
Ohio State University General Receipts
    0.850%, 04/03/03 (A)                                 830                        830
    1.000%, 04/03/03 (A)                               1,800                      1,800
Salem Ohio Civic Center Facility
  (LOC: National City Bank)
    1.150%, 04/07/03 (A)                               9,365                      9,365
Summit County Ohio Port Authority, Summa
  Health Systems Hospital
  (LOC: Fifth Third Bancorp)
    1.120%, 04/07/03 (A)                               5,000                      5,000
                                                                            -----------
                                                                                 66,036
                                                                            ===========
OKLAHOMA - 1.3%
Tulsa Industrial Authority University of Tulsa
  (INS: MBIA)
    1.050%, 04/07/03 (A)                               9,360                      9,360
    1.140%, 04/07/03 (A) (B)                           7,970                      7,970
                                                                            -----------
                                                                                 17,330
                                                                            ===========
OREGON - 2.4%
Oregon Health Lewis & Clark
  (Bank of New York/Cal State Teachers)
    1.050%, 04/03/03                                  33,500                     33,500
                                                                            ===========
PENNSYLVANIA - 1.0%
Philadelphia Authority Industrial Revenue
  (LOC: First Union)
    1.100%, 04/07/03 (A)                              14,500                     14,500
                                                                            ===========
SOUTH CAROLINA - 5.2%
ABN AMRO Munitops Certificates Trust,
  South Carolina Transportaion Infastructure
  (LOC: AMBAC)
    1.160%, 04/07/03 (A)                             $10,000                  $  10,000
Berkeley County Pollution Control Authority
  (GTY: Alcoa)
    1.530%, 04/07/03 (A)                              13,750                     13,750
South Carolina Association
  Governmental Organizations
    3.000%, 04/15/03                                  38,000                     38,022
South Carolina Jobs Economic Development
  Authority Boros & Chaplin Business Park
  (LOC: Bank of America)
    1.150%, 04/07/03 (A)                              11,000                     11,000
                                                                            -----------
                                                                                 72,772
                                                                            ===========
SOUTH DAKOTA - 0.6%
Yankton Industrial Development Authority
  (GTY: Alcoa)
    1.530%, 04/07/03 (A) (B)                           9,000                      9,000
                                                                            ===========
TENNESSEE - 5.9%
Clarksville Tennessee Public Building Authority
  (LOC: Bank of America)
    0.950%, 04/07/03 (A)                              15,000                     15,000
    1.100%, 04/07/03 (A) (B)                          13,100                     13,100
Memphis Tennessee
    1.050%, 07/18/03                                  12,500                     12,500
Met Government Nashville & Davidson
  (LOC: Bank of America)
    1.250%, 04/07/03 (A)                               7,035                      7,035
Rutherford County Industrial Developement
  Square D Company (LOC: Societe Generale)
    1.100%, 04/07/03 (A)                               4,100                      4,100
Shelby County Heatlh (LOC: Bank of America)
    1.100%, 06/24/03                                  32,000                     32,000
                                                                            -----------
                                                                                 83,735
                                                                            ===========
TEXAS - 18.1%
ABN AMRO Munitops Certificates Trust,
  Comal Texas (GTY: TXPSF)
    1.160%, 04/07/03 (A) (B)                          10,002                     10,002
ABN AMRO Munitops Certificates Trust,
  Irving Texas (GTY: TXPSF)
    1.750%, 04/07/03 (A) (B)                          11,390                     11,390
ABN AMRO Munitops Certificates Trust,
  Williamson County Texas (INS: FSA)
    1.160%, 04/07/03 (A) (B)                          10,395                     10,395
Austin (GO)
    5.000%, 09/01/03                                  20,990                     21,305
Galena Park Independent School District
  (GTY: TXPSF)
    1.150%, 04/07/03 (A) (B)                          20,965                     20,965
Kendall County Texas Health Facilities,
  Morningside Ministries (LOC: Bank One)
    1.170%, 04/07/03 (A)                              15,000                     15,000
Milam County Industrial Development Authority
  (GTY: Alcoa)
    1.300%, 04/07/03 (A) (B)                          16,855                     16,855
Northeast Independent School District
  (GTY: TXPSF)
    1.140%, 04/07/03 (A) (B)                          26,515                     26,515
San Antonio Electric & Gas (INS: MBIA)
    1.140%, 04/07/03 (A) (B)                           7,455                      7,455

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
Texas State Tax & Revenue Anticipation Notes
    2.750%, 08/29/03                                 $51,770                  $  52,011
University of Texas
    1.050%, 04/01/03                                  18,890                     18,890
    1.150%, 04/21/03                                  25,000                     25,000
    1.150%, 04/21/03                                  10,000                     10,000
    1.100%, 08/14/03                                  10,000                     10,000
                                                                            -----------
                                                                                255,783
                                                                            ===========
UTAH - 1.5%
Utah State (GO) (SPA: Toronto Dominion Bank)
    1.000%, 04/03/03 (A)                              21,250                     21,250
                                                                            ===========
VIRGINIA - 0.5%
Spotsylvania County Industrial Development
  (LOC: First Union)
    1.100%, 04/07/03 (A)                               6,940                      6,940
                                                                            ===========
WASHINGTON - 3.4%
ABN AMRO Munitops Certificates Trust,
  Washington State (GO) (INS: MBIA)
    1.160%, 04/07/03 (A) (B)                          14,000                     14,000
Seattle Washington Water System
  (LOC: Bayerische Landesbank)
    1.050%, 04/07/03 (A)                              15,500                     15,500
Washington State Housing Finance Commission
  (GTY: FHLB)
    1.150%, 04/07/03 (A)                               5,035                      5,035
Washington State Housing Finance Commission
  (LOC: Keybank)
    1.050%, 04/07/03 (A)                               2,870                      2,870
    1.150%, 04/07/03 (A)                               5,035                      5,035
Washington State Public Power Supply System
  (INS: MBIA)
    1.140%, 04/07/03 (A) (B)                           7,240                      7,240
                                                                            -----------
                                                                                 49,680
                                                                            ===========
WEST VIRGINIA - 0.3%
Monongalia County West Virginia General
  Hospital (LOC: Bank One)
    1.150%, 04/07/03 (A)                               5,000                      5,000
                                                                            ===========
WISCONSIN - 1.6%
Wisconsin State Health & Education Facilties
  (LOC: Marshall & Ilsley)
    1.150%, 04/07/03 (A)                              14,200                     14,200
Wisconsin State Health Marshfield
  (LOC: Morgan Guaranty)
    1.100%, 04/07/03 (A)                               8,000                      8,000
                                                                            -----------
                                                                                 22,200
                                                                            ===========
MULTISTATE - 2.1%
Clipper Tax Exempt Trust
    1.330%, 04/07/03 (A) (B)                          29,300                     29,300
                                                                            ===========
TOTAL MUNICIPAL BONDS
    (Cost $1,398,803)                                                         1,398,803
                                                                            ===========

DESCRIPTION                                           SHARES                VALUE (000)
---------------------------------------------------------------------------------------
MONEY MARKET FUND - 1.7%
Money Market Obligations Trust                    24,492,000                  $  24,492
                                                                            -----------
TOTAL MONEY MARKET FUND
    (Cost $24,492)                                                               24,492
                                                                            ===========
TOTAL INVESTMENTS - 100.1%
    (Cost $1,423,295)                                                         1,423,295
                                                                            ===========
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                                       (1,521)
                                                                            ===========
TOTAL NET ASSETS - 100.0%                                                    $1,421,774
                                                                            ===========

(A) Variable Rate Security - The rate reported is the rate in effect as of March 31, 2003. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $237,137,000 or 16.7% of total net assets.

AMBAC - American Municipal Bond Assurance Company

FGIC - Finanical Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FSA - Financial Security Assistance

GO - General Obligation

GTY - Guaranty

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA - Standby Purchase Agreement

TXPSF - Texas Permanent School Fund

TREASURY OBLIGATIONS FUND

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 25.9%

U.S. Treasury Bills
    1.174%, 04/03/03                              $  300,000                $   299,981
    1.530%, 04/10/03                                 200,000                    199,924
    1.400%, 05/01/03                                 200,000                    199,762
    1.180%, 07/03/03                                 110,000                    109,665
    1.220%, 07/10/03                                 250,000                    249,194
    1.168%, 07/31/03                                 250,000                    249,029
    1.170%, 08/14/03                                 175,000                    174,239
U.S. Treasury Notes
    4.000%, 04/30/03                                 100,000                    100,129
    4.000%, 04/30/03                                  50,000                     50,054
    5.750%, 04/30/03                                 150,000                    150,390
    3.875%, 06/30/03                                  50,000                     50,192
    5.375%, 06/30/03                                  50,000                     50,361
    2.750%, 09/30/03                                  75,000                     75,366
    2.750%, 10/31/03                                 600,000                    604,371
    3.250%, 12/31/03                                  75,000                     75,958
    3.625%, 03/31/04                                 350,000                    358,406
                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $2,997,021)                                                         2,997,021
                                                                            ===========
REPURCHASE AGREEMENTS - 74.1%
ABN AMRO
  1.220%, dated 3/31/03, matures 4/2/03,
  repurchase price $400,094,889 (collateralized
  by U.S. Treasury Obligations: total market
  value $404,475,483)                                400,000                    400,000
Bank of America
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $300,010,833 (collateralized
  by U.S. Treasury Obligations: total market
  value $302,735,443)                                300,000                    300,000
Bear Stearns
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $1,000,036,667
  (collateralized by U.S. Treasury Obligations:
  total market value $1,022,810,019)               1,000,000                  1,000,000
CS First Boston
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $500,018,333 (collateralized
  by U.S. Treasury Obligations: total market
  value $509,246,647)                                500,000                    500,000
Deutsche Bank
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $350,012,833 (collateralized
  by U.S. Treasury Obligations: total market
  value $352,297,909)                                350,000                    350,000
Goldman Sachs
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $1,775,064,097
  (collateralized by U.S. Treasury Obligations:
  total market value $1,789,178,147)               1,775,000                  1,775,000
Greenwich Capital
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $500,018,333 (collateralized
  by U.S. Treasury Obligations: total market
  value $506,265,747)                                500,000                    500,000
Lehman Brothers
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $400,014,444 (collateralized
  by U.S. Treasury Obligations: total market
  value $403,643,506)                                400,000                    400,000
Morgan Stanley
  1.270%, dated 3/31/03, matures 4/1/03,
  repurchase price $400,014,111 (collateralized
  by U.S. Treasury Obligations: total market
  value $408,000,263)                             $  400,000                $   400,000
Prudential
  1.310%, dated 3/31/03, matures 4/1/03,
  repurchase price $300,010,917 (collateralized
  by U.S. Treasury Obligations: total market
  value $303,087,722)                                300,000                    300,000
Salomon Smith Barney
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $900,032,500 (collateralized
  by U.S. Treasury Obligations: total market
  value $914,019,293)                                900,000                    900,000
Societe Generale
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $250,009,028 (collateralized
  by U.S. Treasury Obligations: total market
  value $255,114,050)                                250,000                    250,000
UBS Warburg
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $1,500,492,016
  (collateralized by U.S. Treasury Obligations:
  total market value $1,530,447,421)               1,500,437                  1,500,437
                                                                            -----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $8,575,437)                                                         8,575,437
                                                                            ===========
TOTAL INVESTMENTS - 100.0%
    (Cost $11,572,458)                                                       11,572,458
                                                                            ===========
OTHER ASSETS AND LIABILITIES, NET - 0.0%                                          3,206
                                                                            ===========
TOTAL NET ASSETS - 100.0%                                                   $11,575,664
                                                                            ===========

The accompanying notes are an integral part of the financial statements.

TREASURY RESERVE FUND

DESCRIPTION                                        PAR (000)                VALUE (000)
---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 23.4%
U.S. Treasury Bills
    1.530%, 04/10/03                                $ 50,000                  $  49,981
    1.400%, 05/01/03                                  50,000                     49,941
    1.180%, 07/03/03                                  50,000                     49,847
U.S. Treasury Notes
    4.000%, 04/30/03                                  55,000                     55,067
    5.750%, 04/30/03                                  80,000                     80,213
    3.875%, 06/30/03                                  15,000                     15,058
    5.375%, 06/30/03                                  15,000                     15,108
    2.750%, 09/30/03                                  25,000                     25,122
    2.750%, 10/31/03                                 165,000                    166,202
    3.250%, 12/31/03                                  50,000                     50,639
    3.625%, 03/31/04                                  85,000                     87,027
                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $644,205)                                                             644,205
                                                                            ===========
REPURCHASE AGREEMENTS - 76.5%

ABN AMRO
  1.220%, dated 3/31/03, matures 4/2/03,
  repurchase price $100,023,722 (collateralized
  by U.S. Treasury Obligations: total market
  value $100,999,186)                                100,000                    100,000
Bank of America
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $100,003,611 (collateralized
  by U.S. Treasury Obligations: total market
  value $101,524,876)                                100,000                    100,000
Bear Stearns
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $500,018,333 (collateralized
  by U.S. Treasury Obligations: total market
  value $512,238,890)                                500,000                    500,000
CS First Boston
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $100,003,667 (collateralized
  by U.S. Treasury Obligations: total market
  value $101,726,059)                                100,000                    100,000
Goldman Sachs
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $125,004,514 (collateralized
  by U.S. Treasury Obligations: total market
  value $127,138,272)                                125,000                    125,000
Greenwich Capital
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $250,009,167 (collateralized
  by U.S. Treasury Obligations: total market
  value $250,231,204)                                250,000                    250,000
Lehman Brothers
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $100,003,611 (collateralized
  by U.S. Treasury Obligations: total market
  value $100,502,814)                                100,000                    100,000
Merrill Lynch
  1.200%, dated 3/31/03, matures 4/1/03,
  repurchase price $125,004,167 (collateralized
  by U.S. Treasury Obligations: total market
  value $127,503,675)                                125,000                    125,000
Morgan Stanley
  1.270%, dated 3/31/03, matures 4/1/03,
  repurchase price $100,003,528 (collateralized
  by U.S. Treasury Obligations: total market
  value $102,000,208)                                100,000                    100,000
Salomon Smith Barney
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $400,014,444 (collateralized
  by U.S. Treasury Obligations: total market
  value $407,811,384)                               $400,000                 $  400,000
Societe Generale
  1.300%, dated 3/31/03, matures 4/1/03,
  repurchase price $100,003,611 (collateralized
  by U.S. Treasury Obligations: total market
  value $102,004,550)                                100,000                    100,000
UBS Warburg
  1.320%, dated 3/31/03, matures 4/1/03,
  repurchase price $108,821,990 (collateralized
  by U.S. Treasury Obligations: total market
  value $110,994,492)                                108,818                    108,818
                                                                            -----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $2,108,818)                                                         2,108,818
                                                                            ===========
TOTAL INVESTMENTS - 99.9%
    (Cost $2,753,023)                                                         2,753,023
                                                                            ===========
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                          2,699
                                                                            ===========
TOTAL NET ASSETS - 100.0%                                                    $2,755,722

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                                GOVERNMENT       OHIO TAX FREE               PRIME
                                                                               OBLIGATIONS         OBLIGATIONS         OBLIGATIONS
                                                                                      FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost*                                   $2,007,744             $71,220         $16,172,654
Repurchase agreements, at amortized cost                                         1,756,358                  --             669,387
Cash                                                                                    27                  --                  26
Dividends and interest receivable                                                    5,371                 133              51,107
Capital shares sold                                                                     89                  --                 131
Prepaid expenses and other assets                                                      129                  15                 499
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     3,769,718              71,368          16,893,804
====================================================================================================================================
LIABILITIES:
Bank overdraft                                                                          --                  --                  --
Dividends payable                                                                    2,365                  26              12,997
Capital shares redeemed                                                                 --                  --                 213
Payable upon return of securities loaned                                           337,144                  --
Payable for advisory, co-administration, and custodian fees                          1,310                  19               5,963
Payable for distribution and shareholder servicing fees                                266                   1               1,247
Accrued expenses and other liabilities                                                  19                   2                 108
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  341,104                  48              20,528
====================================================================================================================================
NET ASSETS                                                                      $3,428,614             $71,320         $16,873,276
====================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               $3,428,654             $71,320         $16,873,108
Undistributed (distributions in excess of) net investment income                       (28)                  2                 162
Accumulated net realized gain (loss) on investments                                    (12)                 (2)                  6
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $3,428,614             $71,320         $16,873,276
====================================================================================================================================
* Including securities loaned                                                   $  332,463             $    --         $        --
CLASS A:
Net assets                                                                      $  584,134             $   319         $ 5,050,790
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)           584,065                 319           5,050,830
Net asset value, offering price, and redemption price per share                 $     1.00             $  1.00         $      1.00
CLASS B:
Net assets                                                                      $       --             $    --         $     9,922
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)                --                  --                 9,927
Net asset value, offering price, and redemption price per share                 $       --             $    --         $      1.00
CLASS C:
Net assets                                                                      $       --             $    --         $     8,234
Shares issued and outstanding ($0.01 par value -- 1 billion authorized)                 --                  --                 8,234
Net asset value, offering price, and redemption price per share                 $       --             $    --         $      1.00
CLASS D:
Net assets                                                                      $1,055,388             $    --         $   804,013
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)         1,055,406                  --             804,022
Net asset value, offering price, and redemption price per share                 $     1.00             $    --         $      1.00
CLASS I:
Net assets                                                                      $       --             $    --         $ 2,493,769
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)                --                  --             2,493,811
Net asset value, offering price, and redemption price per share                 $       --             $    --         $      1.00
CLASS S:
Net assets                                                                      $   75,945             $53,446         $    44,881
Shares issued and outstanding ($0.01 par value -- 5 billion authorized)             76,014              53,446              44,881
Net asset value, offering price, and redemption price per share                 $     1.00             $  1.00         $      1.00
CLASS Y:
Net assets                                                                      $1,713,147             $17,555          $8,461,667
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)         1,713,254              17,555           8,461,597
Net asset value, offering price, and redemption price per share                 $     1.00             $  1.00               $1.00

                                                                                  TAX FREE            TREASURY             TREASURY
                                                                               OBLIGATIONS         OBLIGATIONS              RESERVE
                                                                                      FUND                FUND                 FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost*                                   $1,423,295          $2,997,021            $644,205
Repurchase agreements, at amortized cost                                                --           8,575,437           2,108,818
Cash                                                                                    --                   1                   1
Dividends and interest receivable                                                    4,519              15,263               5,621
Capital shares sold                                                                     --                  --                  47
Prepaid expenses and other assets                                                       72                 287                  94
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     1,427,886          11,588,009           2,758,786
===================================================================================================================================
LIABILITIES:
Bank overdraft                                                                       4,637                  --                  --
Dividends payable                                                                      759               7,285                 960
Capital shares redeemed                                                                 --                   4                  --
Payable upon return of securities loaned                                                --                  --                  --
Payable for advisory, co-administration, and custodian fees                            576               3,853                 972
Payable for distribution and shareholder servicing fees                                129               1,146               1,112
Accrued expenses and other liabilities                                                  11                  57                  20
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                    6,112              12,345               3,064
===================================================================================================================================
NET ASSETS                                                                      $1,421,774         $11,575,664          $2,755,722
===================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               $1,421,757         $11,575,731          $2,755,722
Undistributed (distributions in excess of) net investment income                        (4)                 (5)                 --
Accumulated net realized gain (loss) on investments                                     21                 (62)                 --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $1,421,774         $11,575,664          $2,755,722
===================================================================================================================================
* Including securities loaned                                                   $       --         $        --          $       --
CLASS A:
Net assets                                                                      $  391,319         $   463,466          $2,755,722
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)           391,350             463,442           2,755,739
Net asset value, offering price, and redemption price per share                 $     1.00         $      1.00          $     1.00
CLASS B:
Net assets                                                                      $       --         $        --          $       --
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)        $       --         $        --          $       --
Net asset value, offering price, and redemption price per share                 $       --         $        --          $       --
CLASS C:
Net assets                                                                      $       --         $        --          $       --
Shares issued and outstanding ($0.01 par value -- 1 billion authorized)         $       --         $        --          $       --
Net asset value, offering price, and redemption price per share                 $       --         $        --          $       --
CLASS D:
Net assets                                                                      $   23,484          $5,922,539          $       --
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)            23,484           5,922,589          $       --
Net asset value, offering price, and redemption price per share                 $     1.00               $1.00          $       --
CLASS I:
Net assets                                                                      $       --         $        --          $       --
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)        $       --         $        --          $       --
Net asset value, offering price, and redemption price per share                 $       --         $        --          $       --
CLASS S:
Net assets                                                                      $  187,121          $1,353,446          $       --
Shares issued and outstanding ($0.01 par value -- 5 billion authorized)            187,139           1,353,446                  --
Net asset value, offering price, and redemption price per share                 $     1.00               $1.00          $       --
CLASS Y:
Net assets                                                                      $  819,850          $3,836,213          $       --
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)           819,844           3,836,243                  --
Net asset value, offering price, and redemption price per share                 $     1.00          $     1.00          $       --


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                        GOVERNMENT    OHIO TAX FREE          PRIME
                                                                                       OBLIGATIONS      OBLIGATIONS    OBLIGATIONS
                                                                                              FUND             FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                                $   22,041       $      441    $  143,802
Securities lending                                                                              75               --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                     22,116              441       143,802
==================================================================================================================================
EXPENSES:

Investment advisory fees                                                                     5,037              119        31,254
Co-administration fees and expenses (including per account transfer agency fees)             2,014               61        14,334
Custodian fees                                                                                 144                3           893
Directors' fees                                                                                 19               --           126
Registration fees                                                                               29               34            94
Printing                                                                                        42                1           282
Professional fees                                                                               33                1           225
Other                                                                                           34                1            99
Distribution and shareholder servicing fees - Class A                                          682               --         6,880
Distribution and shareholder servicing fees - Class B                                           --               --            50
Distribution and shareholder servicing fees - Class C                                           --               --            29
Distribution and shareholder servicing fees - Class D                                          453               --           549
Shareholder servicing fees - Class S                                                           108               70            54
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                               8,595              290        54,869
==================================================================================================================================
Less: Investment advisory fee waiver                                                          (764)             (53)       (2,250)
----------------------------------------------------------------------------------------------------------------------------------
Less: Administration fee waiver on Prime Obligations Fund, Class I                              --               --        (1,058)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                           7,831              237        51,561
==================================================================================================================================
INVESTMENT INCOME - NET                                                                     14,285              204        92,241
==================================================================================================================================
NET GAIN (LOSS) ON INVESTMENTS                                                                  --               --            (4)
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   14,285       $      204    $   92,237
==================================================================================================================================

                                                                                          TAX FREE      TREASURY      TREASURY
                                                                                       OBLIGATIONS   OBLIGATIONS       RESERVE
                                                                                              FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                                $    9,139    $   72,990    $   20,392
Securities lending                                                                              --            --            --
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      9,139        72,990        20,392
==============================================================================================================================
EXPENSES:

Investment advisory fees                                                                     2,407        17,448         4,773
Co-administration fees and expenses (including per account transfer agency fees)             1,015         6,971         1,811
Custodian fees                                                                                  69           499           136
Directors' fees                                                                                  9            67            20
Registration fees                                                                               34            42            25
Printing                                                                                        21           152            45
Professional fees                                                                               17           124            35
Other                                                                                           22            62            40
Distribution and shareholder servicing fees - Class A                                          513           379         6,819
Distribution and shareholder servicing fees - Class B                                           --            --            --
Distribution and shareholder servicing fees - Class C                                           --            --            --
Distribution and shareholder servicing fees - Class D                                           15         3,485            --
Shareholder servicing fees - Class S                                                           263         1,817            --
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                               4,385        31,046        13,704
==============================================================================================================================
Less: Investment advisory fee waiver                                                          (399)       (2,562)         (885)
------------------------------------------------------------------------------------------------------------------------------
Less: Administration fee waiver on Prime Obligations Fund, Class I                              --            --            --
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                           3,986        28,484        12,819
==============================================================================================================================
INVESTMENT INCOME - NET                                                                      5,153        44,506         7,573
==============================================================================================================================
NET GAIN (LOSS) ON INVESTMENTS                                                                  35             2            --
==============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    5,188    $   44,508    $    7,573
==============================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                       GOVERNMENT
                                                                                                 OBLIGATIONS FUND
------------------------------------------------------------------------------------------------------------------
                                                                                             10/1/02      10/1/01
                                                                                                  TO           TO
                                                                                             3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------
                                                                                          (unaudited)
OPERATIONS:
Investment income - net                                                                  $    14,285  $    38,804
Net realized gain (loss) on investments                                                           --           --
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          14,285       38,804
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                   (2,220)      (7,539)
    Class B                                                                                       --           --
    Class C                                                                                       --           --
    Class D                                                                                   (2,719)      (9,103)
    Class I                                                                                       --           --
    Class S                                                                                     (357)      (1,476)
    Class Y                                                                                   (8,989)     (20,686)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (14,285)     (38,804)
==================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
    Proceeds from sales                                                                      507,484    2,789,789
    Reinvestment of distributions                                                              2,220        7,682
    Payments for redemptions                                                                (453,913)  (2,759,292)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                   55,791       38,179
------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                       --           --
------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                  --           --
------------------------------------------------------------------------------------------------------------------
Class D:
    Proceeds from sales                                                                    1,652,636    1,329,170
    Reinvestment of distributions                                                                 49           65
    Payments for redemptions                                                              (1,025,604)  (1,510,243)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                  627,081     (181,008)
------------------------------------------------------------------------------------------------------------------
Class I:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                                  --           --
------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                                      104,489      266,533
    Reinvestment of distributions                                                                 --            2
    Payments for redemptions                                                                (130,057)    (261,058)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                  (25,568)       5,477
------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                                    2,673,414    3,904,853
    Reinvestment of distributions                                                              3,992        9,599
    Payments for redemptions                                                              (2,527,139)  (3,393,272)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                  150,267      521,180
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                            807,571      383,828
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                      807,571      383,828
NET ASSETS AT BEGINNING OF PERIOD                                                          2,621,043    2,237,215
==================================================================================================================
NET ASSETS AT END OF PERIOD                                                              $ 3,428,614  $ 2,621,043
==================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD        $       (28) $       (28)
==================================================================================================================

                                                                                                    OHIO TAX FREE
                                                                                                 OBLIGATIONS FUND
------------------------------------------------------------------------------------------------------------------
                                                                                             10/1/02      10/1/01
                                                                                                  TO           TO
                                                                                             3/31/03      9/30/02
------------------------------------------------------------------------------------------------------------------
                                                                                          (unaudited)
OPERATIONS:
Investment income - net                                                                  $       204  $       751
Net realized gain (loss) on investments                                                           --           --
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             204          751
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                       (1)          (9)
    Class B                                                                                       --           --
    Class C                                                                                       --           --
    Class D                                                                                       --           --
    Class I                                                                                       --           --
    Class S                                                                                     (157)        (734)
    Class Y                                                                                      (46)          (8)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                                             (204)        (751)
==================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
    Proceeds from sales                                                                           69        1,112
    Reinvestment of distributions                                                                  1           10
    Payments for redemptions                                                                    (109)      (1,857)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                      (39)        (735)
------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                       --           --
------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                  --           --
------------------------------------------------------------------------------------------------------------------
Class D:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                       --           --
------------------------------------------------------------------------------------------------------------------
Class I:
    Proceeds from sales                                                                           --           --
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                      --           --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                                  --           --
------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                                       60,335      120,859
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                 (64,310)    (168,798)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                   (3,975)     (47,939)
------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                                       35,489       15,602
    Reinvestment of distributions                                                                 --           --
    Payments for redemptions                                                                 (18,462)     (15,074)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                   17,027          528
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                             13,013      (48,146)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       13,013      (48,146)
NET ASSETS AT BEGINNING OF PERIOD                                                             58,307      106,453
==================================================================================================================
NET ASSETS AT END OF PERIOD                                                              $    71,320  $    58,307
==================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD        $         2  $         2
==================================================================================================================

                                                                                                               PRIME
                                                                                                    OBLIGATIONS FUND
---------------------------------------------------------------------------------------------------------------------
                                                                                             10/1/02         10/1/01
                                                                                                  TO              TO
                                                                                             3/31/03         9/30/02
---------------------------------------------------------------------------------------------------------------------
                                                                                          (unaudited)
OPERATIONS:
Investment income - net                                                                 $     92,241    $    300,662
Net realized gain (loss) on investments                                                           (4)             10
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          92,237         300,672
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                  (22,141)        (83,069)
    Class B                                                                                       (8)            (57)
    Class C                                                                                       (4)            (16)
    Class D                                                                                   (3,518)        (12,504)
    Class I                                                                                  (15,921)        (49,175)
    Class S                                                                                     (174)           (289)
    Class Y                                                                                  (50,476)       (155,552)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (92,242)       (300,662)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
    Proceeds from sales                                                                    4,069,496       8,447,072
    Reinvestment of distributions                                                             23,207          84,726
    Payments for redemptions                                                              (4,770,658)     (8,587,209)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                 (677,955)        (55,411)
---------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                        3,124           7,652
    Reinvestment of distributions                                                                 11              58
    Payments for redemptions                                                                  (3,562)         (4,754)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                     (427)          2,956
---------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                        8,697           7,738
    Reinvestment of distributions                                                                  3              18
    Payments for redemptions                                                                  (3,424)         (6,961)
---------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                               5,276             795
---------------------------------------------------------------------------------------------------------------------
Class D:
    Proceeds from sales                                                                    1,899,248       4,423,759
    Reinvestment of distributions                                                                509           1,435
    Payments for redemptions                                                              (1,719,174)     (4,540,635)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                  180,583        (115,441)
---------------------------------------------------------------------------------------------------------------------
Class I:
    Proceeds from sales                                                                    3,604,503       6,398,570
    Reinvestment of distributions                                                              1,402           2,516
    Payments for redemptions                                                              (3,690,867)     (6,754,619)
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                             (84,962)       (353,533)
---------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                                      162,611         130,907
    Reinvestment of distributions                                                                 --              --
    Payments for redemptions                                                                (151,877)        (96,759)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                   10,734          34,148
---------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                                   15,538,700      29,324,181
    Reinvestment of distributions                                                             23,928          79,425
    Payments for redemptions                                                             (15,767,741)    (28,313,972)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                 (205,113)      1,089,634
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                           (771,864)        603,148
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     (771,869)        603,158
NET ASSETS AT BEGINNING OF PERIOD                                                         17,645,145      17,041,987
=====================================================================================================================
NET ASSETS AT END OF PERIOD                                                             $ 16,873,276    $ 17,645,145
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD       $        162    $        163
=====================================================================================================================

                                                                                                             TAX FREE
                                                                                                     OBLIGATIONS FUND
----------------------------------------------------------------------------------------------------------------------
                                                                                              10/1/02         10/1/01
                                                                                                   TO              TO
                                                                                              3/31/03         9/30/02
----------------------------------------------------------------------------------------------------------------------
                                                                                           (unaudited)
OPERATIONS:
Investment income - net                                                                  $      5,153    $     13,146
Net realized gain (loss) on investments                                                            35              --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            5,188          13,146
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                    (1,267)         (4,099)
    Class B                                                                                        --              --
    Class C                                                                                        --              --
    Class D                                                                                       (75)           (240)
    Class I                                                                                        --              --
    Class S                                                                                      (623)         (2,543)
    Class Y                                                                                    (3,188)         (6,264)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                            (5,153)        (13,146)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
    Proceeds from sales                                                                       218,601         502,664
    Reinvestment of distributions                                                               1,357           4,195
    Payments for redemptions                                                                 (234,853)       (598,285)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                   (14,895)        (91,426)
----------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                        --              --
----------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
----------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                   --              --
----------------------------------------------------------------------------------------------------------------------
Class D:
    Proceeds from sales                                                                        36,299          94,998
    Reinvestment of distributions                                                                  --               6
    Payments for redemptions                                                                  (33,767)       (106,667)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                     2,532         (11,663)
----------------------------------------------------------------------------------------------------------------------
Class I:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                                   --              --
----------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                                       226,129         443,750
    Reinvestment of distributions                                                                  --               2
    Payments for redemptions                                                                 (245,659)       (639,920)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                   (19,530)       (196,168)
----------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                                     1,264,774       1,341,373
    Reinvestment of distributions                                                                 278             191
    Payments for redemptions                                                               (1,029,355)     (1,200,708)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                   235,697         140,856
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                             203,804        (158,401)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       203,839        (158,401)
NET ASSETS AT BEGINNING OF PERIOD                                                           1,217,935       1,376,336
======================================================================================================================
NET ASSETS AT END OF PERIOD                                                              $  1,421,774    $  1,217,935
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD        $         (4)   $         (4)
======================================================================================================================

                                                                                                             TREASURY
                                                                                                     OBLIGATIONS FUND
----------------------------------------------------------------------------------------------------------------------
                                                                                              10/1/02         10/1/01
                                                                                                   TO              TO
                                                                                              3/31/03         9/30/02
----------------------------------------------------------------------------------------------------------------------
                                                                                           (unaudited)
OPERATIONS:
Investment income - net                                                                  $     44,506    $    140,792
Net realized gain (loss) on investments                                                             2              --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                           44,508         140,792
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                    (1,002)         (2,190)
    Class B                                                                                        --              --
    Class C                                                                                        --              --
    Class D                                                                                   (20,264)        (61,842)
    Class I                                                                                        --              --
    Class S                                                                                    (5,338)        (25,018)
    Class Y                                                                                   (17,902)        (51,742)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                           (44,506)       (140,792)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
    Proceeds from sales                                                                       585,825         759,331
    Reinvestment of distributions                                                                 219             977
    Payments for redemptions                                                                 (353,119)       (662,012)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                   232,925          98,296
----------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                        --              --
----------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
----------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                   --              --
----------------------------------------------------------------------------------------------------------------------
Class D:
    Proceeds from sales                                                                    11,316,226      13,766,667
    Reinvestment of distributions                                                                  28             198
    Payments for redemptions                                                              (10,549,000)    (12,608,284)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                   767,254       1,158,581
----------------------------------------------------------------------------------------------------------------------
Class I:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                                   --              --
----------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                                     1,150,078       2,909,929
    Reinvestment of distributions                                                                  27              93
    Payments for redemptions                                                               (1,444,985)     (3,297,128)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                  (294,880)       (387,106)
----------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                                     9,636,630      16,329,970
    Reinvestment of distributions                                                               4,185          11,009
    Payments for redemptions                                                               (8,801,219)    (16,274,127)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                   839,596          66,852
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                           1,544,895         936,623
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     1,544,897         936,623
NET ASSETS AT BEGINNING OF PERIOD                                                          10,030,767       9,094,144
======================================================================================================================
NET ASSETS AT END OF PERIOD                                                              $ 11,575,664    $ 10,030,767
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD        $         (5)   $         (5)
======================================================================================================================

                                                                                                             TREASURY
                                                                                                         RESERVE FUND
---------------------------------------------------------------------------------------------------------------------
                                                                                              10/1/02         10/1/01
                                                                                                   TO              TO
                                                                                              3/31/03         9/30/02
---------------------------------------------------------------------------------------------------------------------
                                                                                           (unaudited)
OPERATIONS:
Investment income - net                                                                  $      7,573    $     32,018
Net realized gain (loss) on investments                                                            --              --
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            7,573          32,018
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                    (7,573)        (32,018)
    Class B                                                                                        --              --
    Class C                                                                                        --              --
    Class D                                                                                        --              --
    Class I                                                                                        --              --
    Class S                                                                                        --              --
    Class Y                                                                                        --              --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                                            (7,573)        (32,018)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
    Proceeds from sales                                                                     1,825,355       2,952,368
    Reinvestment of distributions                                                               6,592          28,410
    Payments for redemptions                                                               (1,870,998)     (2,946,484)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                   (39,051)         34,294
---------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                        --              --
---------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
---------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                   --              --
---------------------------------------------------------------------------------------------------------------------
Class D:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                        --              --
---------------------------------------------------------------------------------------------------------------------
Class I:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                                   --              --
---------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                        --              --
---------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                                            --              --
    Reinvestment of distributions                                                                  --              --
    Payments for redemptions                                                                       --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                        --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                             (39,051)         34,294
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       (39,051)         34,294
NET ASSETS AT BEGINNING OF PERIOD                                                           2,794,773       2,760,479
=====================================================================================================================
NET ASSETS AT END OF PERIOD                                                              $  2,755,722    $  2,794,773
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD        $         --    $         --
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                    NET ASSET                           DIVIDENDS      NET ASSET
                                        VALUE              NET           FROM NET          VALUE                         NET ASSETS
                                    BEGINNING       INVESTMENT         INVESTMENT         END OF            TOTAL            END OF
                                    OF PERIOD           INCOME             INCOME         PERIOD       RETURN (11)      PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
   2003 (1)                             $1.00           $0.004            $(0.004)         $1.00             0.41%         $584,134
   2002                                  1.00            0.014             (0.014)          1.00             1.41           528,343
   2001                                  1.00            0.044             (0.044)          1.00             4.53           490,164
   2000                                  1.00            0.053             (0.053)          1.00             5.43           470,587
   1999                                  1.00            0.043             (0.043)          1.00             4.36           435,227
   1998 (2)                              1.00            0.021             (0.021)          1.00             2.10           325,024
Class D
   2003 (1)                             $1.00           $0.005            $(0.005)         $1.00             0.47%       $1,055,388
   2002                                  1.00            0.015             (0.015)          1.00             1.56           428,307
   2001                                  1.00            0.046             (0.046)          1.00             4.68           609,315
   2000                                  1.00            0.055             (0.055)          1.00             5.59           472,078
   1999                                  1.00            0.044             (0.044)          1.00             4.52           439,287
   1998                                  1.00            0.050             (0.050)          1.00             5.15           384,143
Class S
   2003 (1)                             $1.00           $0.004            $(0.004)         $1.00             0.40%          $75,945
   2002                                  1.00            0.014             (0.014)          1.00             1.41           101,513
   2001 (3)                              1.00            0.001             (0.001)          1.00             0.05            96,036
Class Y
   2003 (1)                             $1.00           $0.005            $(0.005)         $1.00             0.55%       $1,713,147
   2002                                  1.00            0.017             (0.017)          1.00             1.71         1,562,880
   2001                                  1.00            0.047             (0.047)          1.00             4.84         1,041,700
   2000                                  1.00            0.056             (0.056)          1.00             5.75           937,230
   1999                                  1.00            0.046             (0.046)          1.00             4.67           938,897
   1998                                  1.00            0.052             (0.052)          1.00             5.30         1,000,043

OHIO TAX FREE OBLIGATIONS FUND (4)
Class A
   2003 (1)                             $1.00           $0.003            $(0.003)         $1.00             0.31%             $319
   2002                                  1.00            0.008             (0.008)          1.00             0.82               358
   2001 (5)                              1.00            0.023             (0.023)          1.00             2.33             1,094
   2000 (6)                              1.00            0.030             (0.030)          1.00             3.29            68,482
   1999 (7)                              1.00            0.030             (0.030)          1.00             2.67            64,475
   1998 (8)                              1.00            0.030             (0.030)          1.00             2.85            57,614
Class S
   2003 (1)                             $1.00           $0.003            $(0.003)         $1.00             0.28%          $53,446
   2002                                  1.00            0.008             (0.008)          1.00             0.82            57,421
   2001 (9)                              1.00            0.020             (0.020)          1.00             1.97           105,359
Class Y
   2003 (1)                             $1.00           $0.004            $(0.004)         $1.00             0.43%          $17,555
   2002                                  1.00            0.011             (0.011)          1.00             1.05               528
   2001 (10)                             1.00               --                 --           1.00             0.02                --

                                                                                 RATIO OF            RATIO OF NET
                                                          RATIO OF NET        EXPENSES TO              INVESTMENT
                                          RATIO OF         INVESTMENT             AVERAGE                  INCOME
                                       EXPENSES TO             INCOME          NET ASSETS          TO AVERAGE NET
                                           AVERAGE         TO AVERAGE          (EXCLUDING       ASSETS (EXCLUDING
                                        NET ASSETS         NET ASSETS             WAIVERS)                WAIVERS)
------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
   2003 (1)                                   0.73%              0.81%               0.78%                  0.76%
   2002                                       0.75               1.39                0.81                   1.33
   2001                                       0.75               4.41                0.81                   4.35
   2000                                       0.76               5.29                0.82                   5.23
   1999                                       0.75               4.28                0.82                   4.21
   1998 (2)                                   0.70               4.93                0.76                   4.87
Class D
   2003 (1)                                   0.60%              0.90%               0.65%                  0.85%
   2002                                       0.60               1.57                0.66                   1.51
   2001                                       0.60               4.51                0.66                   4.45
   2000                                       0.60               5.47                0.66                   5.41
   1999                                       0.60               4.44                0.67                   4.37
   1998                                       0.60               5.03                0.67                   4.96
Class S
   2003 (1)                                   0.75%              0.83%               0.80%                  0.78%
   2002                                       0.75               1.42                0.81                   1.36
   2001 (3)                                   0.70               2.66                0.80                   2.56
Class Y
   2003 (1)                                   0.45%              1.10%               0.50%                  1.05%
   2002                                       0.45               1.68                0.51                   1.62
   2001                                       0.45               4.75                0.51                   4.69
   2000                                       0.45               5.59                0.51                   5.53
   1999                                       0.45               4.57                0.52                   4.50
   1998                                       0.45               5.18                0.52                   5.11

OHIO TAX FREE OBLIGATIONS FUND (4)
Class A
   2003 (1)                                   0.70%              0.61%               0.86%                  0.45%
   2002                                       0.75               0.85                0.97                   0.63
   2001 (5)                                   0.80               3.45                1.00                   3.25
   2000 (6)                                   0.77               3.22                0.97                   3.02
   1999 (7)                                   0.58               2.64                1.09                   2.13
   1998 (8)                                   0.69               2.81                1.29                   2.21
Class S
   2003 (1)                                   0.75%              0.56%               0.91%                  0.40%
   2002                                       0.75               0.84                0.97                   0.62
   2001 (9)                                   0.79               2.39                0.92                   2.26
Class Y
   2003 (1)                                   0.45%              0.82%               0.61%                  0.66%
   2002                                       0.45               1.00                0.67                   0.78
   2001 (10)                                  0.00               0.00                0.00                   0.00

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Commenced operations on April 29, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) The financial highlights for the Ohio Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Firstar Ohio Tax-Exempt Money Market Fund Class A and Institutional Class. The assets of the Firstar Ohio Tax-Exempt Money Market Fund were acquired by the Ohio Tax Free Obligations Fund on September 26, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Ohio Tax-Exempt Money Market Fund were exchanged for Class A shares of the Ohio Tax Free Obligations Fund; and (ii) Institutional Class shares of the Firstar Ohio Tax-Exempt Money Market Fund were exchanged for Class S shares of the Ohio Tax Free Obligations Fund.

(5) For the period November 1, 2000, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.

(6) For the period December 1, 1999, to October 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.

(7)  For the year ended Novermber 30, 1999.

(8) Commenced operations on December 2, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.

(9) Commenced operations on December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(10) Commenced operations on September 26, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(11) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.



                               NET ASSET                               DIVIDENDS       NET ASSET
                                   VALUE              NET               FROM NET           VALUE                        NET ASSETS
                               BEGINNING       INVESTMENT             INVESTMENT          END OF           TOTAL            END OF
                               OF PERIOD           INCOME                 INCOME          PERIOD       RETURN (4)      PERIOD (000)
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
   2003 (1)                        $1.00           $0.004               $(0.004)           $1.00             0.40%       $5,050,790
   2002                             1.00            0.014                (0.014)            1.00             1.43         5,728,745
   2001                             1.00            0.045                (0.045)            1.00             4.61         5,784,153
   2000                             1.00            0.054                (0.054)            1.00             5.52         4,614,094
   1999                             1.00            0.044                (0.044)            1.00             4.51         4,170,881
   1998                             1.00            0.050                (0.050)            1.00             5.15         3,699,197
Class B
   2003 (1)                        $1.00           $0.001               $(0.001)           $1.00             0.08%           $9,922
   2002                             1.00            0.007                (0.007)            1.00             0.75            10,350
   2001                             1.00            0.038                (0.038)            1.00             3.92             7,393
   2000                             1.00            0.047                (0.047)            1.00             4.85             4,009
   1999                             1.00            0.038                (0.038)            1.00             3.85             4,007
   1998                             1.00            0.042                (0.042)            1.00             4.37             2,397
Class C
   2003 (1)                        $1.00           $0.001               $(0.001)           $1.00             0.08%           $8,234
   2002                             1.00            0.007                (0.007)            1.00             0.75             2,958
   2001                             1.00            0.038                (0.038)            1.00             3.90             2,163
   2000                             1.00            0.047                (0.047)            1.00             4.85               371
   1999 (2)                         1.00            0.024                (0.024)            1.00             2.47               341
Class D
   2003 (1)                        $1.00           $0.005               $(0.005)           $1.00             0.49%         $804,013
   2002                             1.00            0.016                (0.016)            1.00             1.61           623,431
   2001                             1.00            0.047                (0.047)            1.00             4.81           738,871
   2000                             1.00            0.056                (0.056)            1.00             5.74           515,806
   1999                             1.00            0.046                (0.046)            1.00             4.73           426,004
   1998                             1.00            0.051                (0.051)            1.00             5.26           233,675
Class I
   2003 (1)                        $1.00           $0.006               $(0.006)           $1.00             0.61%       $2,493,769
   2002                             1.00            0.018                (0.018)            1.00             1.84         2,578,732
   2001 (3)                         1.00            0.001                (0.001)            1.00             0.60         2,932,264
Class S
   2003 (1)                        $1.00           $0.004               $(0.004)           $1.00             0.42%          $44,881
   2002                             1.00            0.014                (0.014)            1.00             1.46            34,147
   2001 (3)                         1.00           --                    --                 1.00             0.40                --
Class Y
   2003 (1)                        $1.00           $0.006               $(0.006)           $1.00             0.57%       $8,461,667
   2002                             1.00            0.017                (0.017)            1.00             1.76         8,666,782
   2001                             1.00            0.048                (0.048)            1.00             4.96         7,577,143
   2000                             1.00            0.057                (0.057)            1.00             5.90         6,431,029
   1999                             1.00            0.048                (0.048)            1.00             4.89         6,228,207
   1998                             1.00            0.053                (0.053)            1.00             5.42         5,445,685

                                                                                 RATIO OF            RATIO OF NET
                                                           RATIO OF NET       EXPENSES TO              INVESTMENT
                                         RATIO OF            INVESTMENT           AVERAGE                  INCOME
                                      EXPENSES TO                INCOME        NET ASSETS          TO AVERAGE NET
                                          AVERAGE            TO AVERAGE        (EXCLUDING       ASSETS (EXCLUDING
                                       NET ASSETS            NET ASSETS          WAIVERS)                WAIVERS)
-----------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
   2003 (1)                                 0.81%                 0.80%             0.83%                   0.78%
   2002                                     0.81                  1.42              0.84                    1.39
   2001                                     0.83                  4.46              0.85                    4.44
   2000                                     0.82                  5.40              0.86                    5.36
   1999                                     0.80                  4.42              0.87                    4.35
   1998                                     0.70                  5.00              0.79                    4.91
Class B
   2003 (1)                                 1.47%                 0.15%             1.49%                   0.13%
   2002                                     1.48                  0.73              1.51                    0.70
   2001                                     1.48                  3.74              1.51                    3.71
   2000                                     1.47                  4.72              1.51                    4.68
   1999                                     1.45                  3.78              1.51                    3.72
   1998                                     1.45                  4.29              1.53                    4.21
Class C
   2003 (1)                                 1.46%                 0.10%             1.48%                   0.08%
   2002                                     1.48                  0.71              1.51                    0.68
   2001                                     1.49                  3.66              1.51                    3.64
   2000                                     1.46                  4.63              1.51                    4.58
   1999 (2)                                 1.45                  3.75              1.51                    3.69
Class D
   2003 (1)                                 0.63%                 0.96%             0.65%                   0.94%
   2002                                     0.63                  1.61              0.66                    1.58
   2001                                     0.63                  4.55              0.65                    4.53
   2000                                     0.62                  5.62              0.66                    5.58
   1999                                     0.60                  4.62              0.66                    4.56
   1998                                     0.60                  5.13              0.68                    5.05
Class I
   2003 (1)                                 0.40%                 1.20%             0.42%                   1.18%
   2002                                     0.40                  1.85              0.43                    1.82
   2001 (3)                                 0.48                  3.00              0.54                    2.94
Class S
   2003 (1)                                 0.78%                 0.81%             0.80%                   0.79%
   2002                                     0.78                  1.31              0.81                    1.28
   2001 (3)                                 0.00                  0.00              0.00                    0.00
Class Y
   2003 (1)                                 0.48%                 1.13%             0.50%                   1.11%
   2002                                     0.48                  1.73              0.51                    1.70
   2001                                     0.48                  4.78              0.50                    4.76
   2000                                     0.47                  5.75              0.51                    5.71
   1999                                     0.45                  4.78              0.51                    4.72
   1998                                     0.45                  5.28              0.53                    5.20

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.



                                     NET ASSET                         DIVIDENDS       NET ASSET
                                         VALUE              NET         FROM NET           VALUE                         NET ASSETS
                                     BEGINNING       INVESTMENT       INVESTMENT          END OF           TOTAL             END OF
                                     OF PERIOD           INCOME           INCOME          PERIOD       RETURN (8)       PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND (1)
Class A
   2003 (2)                              $1.00           $0.003         $(0.003)           $1.00             0.31%         $391,319
   2002                                   1.00            0.008          (0.008)            1.00             0.85           406,204
   2001                                   1.00            0.027          (0.027)            1.00             2.72           497,631
   2000                                   1.00            0.032          (0.032)            1.00             3.28           286,449
   1999                                   1.00            0.025          (0.025)            1.00             2.51           268,626
   1998 (3)                               1.00            0.024          (0.024)            1.00             2.45           247,154
   1997 (4)                               1.00            0.010          (0.010)            1.00             0.96            28,662
Class D
   2003 (2)                              $1.00           $0.004         $(0.004)           $1.00             0.37%          $23,484
   2002                                   1.00            0.010          (0.010)            1.00             1.01            20,952
   2001                                   1.00            0.028          (0.028)            1.00             2.86            32,615
   2000                                   1.00            0.034          (0.034)            1.00             3.43            24,112
   1999                                   1.00            0.026          (0.026)            1.00             2.66            33,464
   1998 (3)                               1.00            0.025          (0.025)            1.00             2.51            30,095
   1997 (5)                               1.00           --              --                 1.00             0.04                 1
Class S
   2003 (2)                              $1.00           $0.003         $(0.003)           $1.00             0.30%         $187,121
   2002                                   1.00            0.008          (0.008)            1.00             0.85           206,647
   2001 (6)                               1.00           --              --                 1.00             0.02           402,813
Class Y
   2003 (2)                              $1.00           $0.004         $(0.004)           $1.00             0.45%         $819,850
   2002                                   1.00            0.011          (0.011)            1.00             1.16           584,132
   2001                                   1.00            0.029          (0.029)            1.00             3.02           443,276
   2000                                   1.00            0.035          (0.035)            1.00             3.59           375,891
   1999                                   1.00            0.028          (0.028)            1.00             2.82           338,490
   1998 (3)                               1.00            0.026          (0.026)            1.00             2.67           272,995
   1997 (4)                               1.00            0.011          (0.011)            1.00             1.08            10,703

TREASURY OBLIGATIONS FUND
Class A
   2003 (2)                              $1.00           $0.004         $(0.004)           $1.00             0.38%         $463,466
   2002                                   1.00            0.013          (0.013)            1.00             1.34           230,541
   2001                                   1.00            0.043          (0.043)            1.00             4.44           132,245
   2000                                   1.00            0.052          (0.052)            1.00             5.27            30,506
   1999                                   1.00            0.042          (0.042)            1.00             4.31            23,496
   1998 (7)                               1.00            0.045          (0.045)            1.00             4.54           101,749
Class D
   2003 (2)                              $1.00           $0.004         $(0.004)           $1.00             0.44%       $5,922,539
   2002                                   1.00            0.015          (0.015)            1.00             1.49         5,155,284
   2001                                   1.00            0.045          (0.045)            1.00             4.54         3,996,702
   2000                                   1.00            0.052          (0.052)            1.00             5.37         3,252,551
   1999                                   1.00            0.043          (0.043)            1.00             4.41         3,852,189
   1998                                   1.00            0.050          (0.050)            1.00             5.10         3,854,933
Class S
   2003 (2)                              $1.00           $0.004         $(0.004)           $1.00             0.36%       $1,353,446
   2002                                   1.00            0.013          (0.013)            1.00             1.34         1,648,326
   2001 (6)                               1.00            0.001          (0.001)            1.00             0.05         2,035,433
Class Y
   2003 (2)                              $1.00           $0.005         $(0.005)           $1.00             0.51%       $3,836,213
   2002                                   1.00            0.016          (0.016)            1.00             1.64         2,996,616
   2001                                   1.00            0.046          (0.046)            1.00             4.70         2,929,764
   2000                                   1.00            0.054          (0.054)            1.00             5.53         2,065,655
   1999                                   1.00            0.045          (0.045)            1.00             4.57         2,620,803
   1998                                   1.00            0.051          (0.051)            1.00             5.26         1,803,608

(1) The financial highlights for the Tax Free Obligations Fund as set forth herein include the historical financial highlights of the qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by the Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition,
     (i) Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of the Tax Free Obligations Fund; and (ii) Class Y and Class Q shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class Y shares of the Tax Free Obligations Fund.

(2) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3) For the period December 1, 1997, to September 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from December 31 to September 30, effective September 30, 1998.The accompanying notes are an integral part of the financial statements.

                                                                                RATIO OF           RATIO OF NET
                                                          RATIO OF NET       EXPENSES TO             INVESTMENT
                                           RATIO OF         INVESTMENT           AVERAGE                 INCOME
                                        EXPENSES TO             INCOME        NET ASSETS         TO AVERAGE NET
                                            AVERAGE         TO AVERAGE        (EXCLUDING      ASSETS (EXCLUDING
                                         NET ASSETS         NET ASSETS          WAIVERS)               WAIVERS)
---------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND (1)
Class A
   2003 (2)                                   0.72%              0.62%             0.78%                  0.56%
   2002                                       0.75               0.85              0.81                   0.79
   2001                                       0.74               2.63              0.80                   2.57
   2000                                       0.75               3.23              0.81                   3.17
   1999                                       0.74               2.47              0.82                   2.39
   1998 (3)                                   0.70               2.84              0.83                   2.71
   1997 (4)                                   0.89               2.83              1.23                   2.49
Class D
   2003 (2)                                   0.60%              0.74%             0.66%                  0.68%
   2002                                       0.60               1.03              0.66                   0.97
   2001                                       0.60               2.84              0.66                   2.78
   2000                                       0.60               3.36              0.66                   3.30
   1999                                       0.60               2.62              0.67                   2.55
   1998 (3)                                   0.60               3.02              0.73                   2.89
   1997 (5)                                   0.60               3.20              9.07                  (5.27)
Class S
   2003 (2)                                   0.75%              0.59%             0.81%                  0.53%
   2002                                       0.75               0.88              0.81                   0.82
   2001 (6)                                   0.70               1.67              0.76                   1.61
Class Y
   2003 (2)                                   0.45%              0.87%             0.51%                  0.81%
   2002                                       0.45               1.14              0.51                   1.08
   2001                                       0.45               2.93              0.51                   2.87
   2000                                       0.45               3.53              0.51                   3.47
   1999                                       0.45               2.75              0.52                   2.68
   1998 (3)                                   0.45               3.13              0.58                   3.00
   1997 (4)                                   0.64               3.09              0.97                   2.76

TREASURY OBLIGATIONS FUND
Class A
   2003 (2)                                   0.74%              0.74%             0.79%                  0.69%
   2002                                       0.75               1.29              0.81                   1.23
   2001                                       0.70               4.00              0.76                   3.94
   2000                                       0.70               5.16              0.76                   5.10
   1999                                       0.70               4.24              0.76                   4.18
   1998 (7)                                   0.70               4.88              0.76                   4.82
Class D
   2003 (2)                                   0.60%              0.87%             0.65%                  0.82%
   2002                                       0.60               1.48              0.66                   1.42
   2001                                       0.60               4.40              0.66                   4.34
   2000                                       0.60               5.23              0.66                   5.17
   1999                                       0.60               4.32              0.66                   4.26
   1998                                       0.60               4.98              0.66                   4.92
Class S
   2003 (2)                                   0.75%              0.73%             0.80%                  0.68%
   2002                                       0.75               1.34              0.81                   1.28
   2001 (6)                                   0.70               2.46              0.82                   2.34
Class Y
   2003 (2)                                   0.45%              1.01%             0.50%                  0.96%
   2002                                       0.45               1.62              0.51                   1.56
   2001                                       0.45               4.48              0.51                   4.42
   2000                                       0.45               5.39              0.51                   5.33
   1999                                       0.45               4.49              0.51                   4.43
   1998                                       0.45               5.13              0.51                   5.07

(4) For the period August 1, 1997, to November 30, 1997. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.

(5) Commenced operations on November 26, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) Commenced operations on November 3, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.



                              NET ASSET                              DIVIDENDS         NET ASSET
                                  VALUE              NET              FROM NET             VALUE                        NET ASSETS
                              BEGINNING       INVESTMENT            INVESTMENT            END OF            TOTAL           END OF
                              OF PERIOD           INCOME                INCOME            PERIOD        RETURN (6)     PERIOD (000)
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
   2003 (2)                       $1.00           $0.003               $(0.003)            $1.00             0.28%       $2,755,722
   2002                            1.00            0.011                (0.011)             1.00             1.15         2,794,773
   2001 (3)                        1.00            0.039                (0.039)             1.00             3.97         2,760,479
   2000 (4)                        1.00            0.050                (0.050)             1.00             5.04         2,284,168
   1999 (5)                        1.00            0.040                (0.040)             1.00             4.02         1,049,641
   1998 (5)                        1.00            0.050                (0.050)             1.00             4.69           542,430
   1997 (5)                        1.00            0.050                (0.050)             1.00             4.85           469,400

                                                                              RATIO OF              RATIO OF NET
                                                        RATIO OF NET       EXPENSES TO                INVESTMENT
                                         RATIO OF         INVESTMENT           AVERAGE                    INCOME
                                      EXPENSES TO             INCOME        NET ASSETS            TO AVERAGE NET
                                          AVERAGE         TO AVERAGE        (EXCLUDING         ASSETS (EXCLUDING
                                       NET ASSETS         NET ASSETS          WAIVERS)                  WAIVERS)
----------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
   2003 (2)                                 0.94%              0.56%            1.01%                      0.49%
   2002                                     0.94               1.15             1.00                       1.09
   2001 (3)                                 0.94               3.92             0.95                       3.91
   2000 (4)                                 0.99               4.98             1.09                       4.88
   1999 (5)                                 0.92               3.98             1.08                       3.82
   1998 (5)                                 0.88               4.58             1.08                       4.38
   1997 (5)                                 0.73               4.73             0.93                       4.53

(1) The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

(2) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3) For the period November 1, 2000, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.

(4) For the period December 1, 1999, to October 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.

(5)  For the year ended November 30.

(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (unaudited)

1 >  Organization

     The First American Government Obligations Fund, Ohio Tax Free Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

     FAF offers Class A, Class B, Class C, Class D, Class I, Class S, and Class Y shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months. Class D, Class I, Class S, and Class Y shares are offered only to qualifying institutional investors. Treasury Reserve Fund offers only a single class of shares, which are not subject to sales charges. Class B, Class C, and Class I shares are not offered by the Government Obligations Fund, Ohio Tax Free Obligations, Tax Free Obligations Fund, or Treasury Obligations Fund, and Class D shares are not offered by Ohio Tax Free Obligations Fund.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares in FAF have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market value of the securities held in the Funds are determined weekly using prices supplied by the Funds' pricing services. This value is then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds 50% of the allowable 0.5% threshold, the administrators will notify the Funds' board of directors. The board of directors will be kept apprised of the situation until the difference is under the 50% of the allowable 0.5% threshold.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

     The character of the distributions paid and declared for the six months ended March 31, 2003 (estimated), and the fiscal year ended September 30, 2002, were as follows:

                                                                        2003
             --------------------------------------------------------------------------------------------------------
                                                                    ORDINARY          TAX-EXEMPT
                                                                      INCOME              INCOME                TOTAL
             FUND                                                      (000)               (000)                (000)
             --------------------------------------------------------------------------------------------------------
             Government Obligations                                  $14,285              $   --              $14,285
             Ohio Tax Free Obligations                                    --                 204                  204
             Prime Obligations                                        92,242                  --               92,242
             Tax Free Obligations                                         --               5,153                5,153
             Treasury Obligations                                     44,506                  --               44,506
             Treasury Reserve                                          7,573                  --                7,573
             --------------------------------------------------------------------------------------------------------

                                                                        2002
             --------------------------------------------------------------------------------------------------------
                                                                    ORDINARY          TAX-EXEMPT
                                                                      INCOME              INCOME                TOTAL
             FUND                                                      (000)               (000)                (000)
             --------------------------------------------------------------------------------------------------------
             Government Obligations                                 $ 38,804             $    --             $ 38,804
             Ohio Tax Free Obligations                                    --                 751                  751
             Prime Obligations                                       300,662                  --              300,662
             Tax Free Obligations                                         --              13,146               13,146
             Treasury Obligations                                    140,792                  --              140,792
             Treasury Reserve                                         32,018                  --               32,018
             --------------------------------------------------------------------------------------------------------

     As of September 30, 2002, the Funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were:

                                                                  GOVERNMENT       OHIO TAX FREE                PRIME
                                                                 OBLIGATIONS         OBLIGATIONS          OBLIGATIONS
                                                                       (000)               (000)                (000)
             --------------------------------------------------------------------------------------------------------
              Undistributed ordinary income                           $2,895                 $--              $20,407
              Undistributed tax exempt income                             --                  40                   --
                                                                     -------             -------              -------
              Accumulated earnings                                     2,895                  40               20,407
              Accumulated capital and post-October losses                (12)                 --                   --
                                                                     -------             -------              -------
              Total accumulated earnings                              $2,883                 $40              $20,407
             --------------------------------------------------------------------------------------------------------

                                                                    TAX FREE            TREASURY             TREASURY
                                                                 OBLIGATIONS         OBLIGATIONS              RESERVE
                                                                       (000)               (000)                (000)
             --------------------------------------------------------------------------------------------------------
              Undistributed ordinary income                             $ --              $9,748               $2,034
              Undistributed tax exempt income                            999                  --                   --
                                                                     -------             -------              -------
              Accumulated earnings                                       999               9,748                2,034
              Accumulated capital and post-October losses                 (9)                (64)                  --
                                                                     -------             -------              -------
              Total accumulated earnings                                $990              $9,684               $2,034
             --------------------------------------------------------------------------------------------------------

     The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses is primarily due to distributions declared but not paid by September 30, 2002.

     In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

     As of September 30, 2002, the following Funds had capital loss carryforwards:

                                        AMOUNT
     FUND                                (000)   EXPIRATION DATE
     ----------------------------------------------------------------
     Government Obligations                $12              2007-2008
     Tax Free Obligations                    9              2003-2009
     Treasury Obligations                   64                   2008

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counter party. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. USBAM acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM received $54,322 in securities lending fees for the six months ended March 31, 2003, from the Government Obligations Fund.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The financial information presented for Ohio Tax Free Obligations Fund prior to September 26, 2001, is that of the Firstar Ohio Tax-Exempt Money Market Fund. The financial information presented for Treasury Reserve Fund prior to September 24, 2001, is that of the Firstar U.S. Treasury Money Market Fund, Class A. The historical financial information of the Qualivest Fund and the Firstar funds was carried over to the newly formed FAF Funds.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.35% of the average daily net assets of each Fund. USBAM voluntarily waived fees during the current fiscal period so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS"), (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal, oversight, and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.15% on the first $8 billion of average net assets, 0.135% on the next $17 billion, 0.12% on the next $25 billion, and 0.10% on the remaining average net assets in the First American Family of Funds. For Class S shares, the amount paid is increased by 0.05%. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the six months ended March 31, 2003, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows:

                                                           AMOUNT
     FUND                                                   (000)
     ------------------------------------------------------------
     Government Obligations Fund                        $ 1,972
     Ohio Tax Free Obligations Fund                          58
     Prime Obligations Fund                              13,002
     Tax Free Obligations Fund                              987
     Treasury Obligations Fund                            6,820
     Treasury Resereve Fund                               1,769

     During the six month period ended March 31, 2003 administration fees of $1,058,191 were waived on Class I of Prime Obligations Fund.

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds. Under the respective distribution plan each of the Funds pays Quasar a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, 0.15% of the Class D shares, and 0.50% of the Treasury Reserve Fund, which may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

     FAF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution fees are paid by Class Y or I shares. Under these distribution and servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2003:

                                                           AMOUNT
     FUND                                                   (000)
     ------------------------------------------------------------
     Government Obligations Fund                         $  778
     Ohio Tax Free Obligations Fund                          --
     Prime Obligations Fund                               7,002
     Tax Free Obligations Fund                            2,396
     Treasury Obligations Fund                            2,398
     Treasury Reserve Fund                                6,881

     SALES CHARGES - Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") imposed on redemptions made in Class B shares for the first six years, and automatically convert to Class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                 CONTINGENT DEFERRED SALES CHARGE
                                        AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                 AMOUNT SUBJECT TO CHARGE
     ------------------------------------------------------------
     First                                                    5.00%
     Second                                                   5.00%
     Third                                                    4.00%
     Fourth                                                   3.00%
     Fifth                                                    2.00%
     Sixth                                                    1.00%
     Seventh                                                    --
     Eighth                                                     --

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     OTHER FEES - In addition to the advisory fees, custodian fees, distribution fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the six months ended March 31, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 >  Concentration of Credit Risk

     Tax Free Obligations Fund and Ohio Tax Free Obligations Fund invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 2003, the percentage of portfolio investments by each revenue source was as follows:

                                         TAX FREE   OHIO TAX FREE
                                      OBLIGATIONS     OBLIGATIONS
                                             FUND            FUND
     ---------------------------------------------------------------
     Revenue Bonds                             71%             77%
     General Obligations                       24              18
     U.S. Government                            3              --
     Investment Companies                       2               5
                                      ------------------------------
                                              100%            100%

     The credit ratings of long-term debt as a percentage of total market value of investments at March 31, 2003, were as follows:

     STANDARD & POOR'S/                    TAX FREE   OHIO TAX FREE
     MOODY'S                            OBLIGATIONS     OBLIGATIONS
     RATINGS:                                  FUND            FUND
     ---------------------------------------------------------------
     AAA/Aaa                                     41%             24%
     AA/Aa                                       48              40
     A/A                                         11              27
     NR                                          --               8
                                      ------------------------------
                                                100%            100%

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

BOARD OF DIRECTORS     FIRST AMERICAN FUNDS, INC.



ROGER GIBSON
Director of First American Funds, Inc.
Vice President, Cargo-United Airlines

LEONARD KEDROWSKI
Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of First American Funds, Inc.
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of First American Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Funds, Inc.
Former Chairperson of First American Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of First American Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

[LOGO OF FIRST AMERICAN FUNDS]



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This material must be preceded or accompanied by a current prospectus, which contains more complete information about First American Funds, including risks, fees, and expenses. Please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit firstamericanfunds.com for additional information about First American Funds.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
      U.S. BANCORP ASSET MANAGEMENT, INC.
      800 Nicollet Mall
      Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
      U.S. BANCORP ASSET MANAGEMENT, INC.
      800 Nicollet Mall
      Minneapolis, Minnesota 55402

      U.S. BANCORP FUND SERVICES, LLC
      615 East Michigan Street
      Milwaukee, Wisconsin 53202

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

DISTRIBUTOR
      QUASAR DISTRIBUTORS, LLC
      615 East Michigan Street, 2nd floor
      Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      220 South Sixth Street
      Suite 1400
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      50 South Sixth Street
      Suite 1500
      Minneapolis, Minnesota 55402



FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330


In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2050-03     5/2003     SAR-MM

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

     (e)(2) Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed - end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a)- Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)-- Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. N/A

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
    Thomas S. Schreier, Jr.
    President

Date: May ____, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
    Thomas S. Schreier, Jr.
    President

Date:  May ____, 2003

By  /s/ Robert H. Nelson
    ---------------------
    Robert H. Nelson
    Treasurer

Date:  May ____, 2003